UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-2105

Fidelity Salem Street Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	March 31

Date of reporting period:	September 30, 2011

Item 1. Reports to Stockholders

Fidelity®

Inflation-Protected Bond

Fund

Semiannual Report

September 30, 2011

Contents

Chairman's Message	(Click Here)	The Chairman's message to shareholders.
Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Board Approval of Investment Advisory Contracts and Management Fees	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(Chairman's photo appears here)

Dear Shareholder:

Global equity markets finished the third quarter in a significant downturn that intensified in late July and early August, as Congress struggled to raise the debt ceiling and Standard & Poor's announced it was lowering its long-term sovereign credit rating of the United States. The historic downgrade, along with continued evidence of a slowing global economy, heightened investor anxiety and set off a wave of volatility that hampered most major asset classes through the end of September. Financial markets are always unpredictable, of course, but there are several time-tested investment principles that can help put the odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

(Chairman's signature appears here)

Abigail P. Johnson

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (April 1, 2011 to September 30, 2011).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

	Annualized Expense Ratio	Beginning Account Value April 1, 2011	Ending Account Value September 30, 2011	Expenses Paid During Period* April 1, 2011 to September 30, 2011
Class A	.76%
Actual		$ 1,000.00	$ 1,078.80	$ 3.95
HypotheticalA		$ 1,000.00	$ 1,021.20	$ 3.84
Class T	.78%
Actual		$ 1,000.00	$ 1,078.50	$ 4.05
HypotheticalA		$ 1,000.00	$ 1,021.10	$ 3.94
Class B	1.44%
Actual		$ 1,000.00	$ 1,075.60	$ 7.47
HypotheticalA		$ 1,000.00	$ 1,017.80	$ 7.26
Class C	1.51%
Actual		$ 1,000.00	$ 1,075.70	$ 7.84
HypotheticalA		$ 1,000.00	$ 1,017.45	$ 7.62
Inflation- Protected Bond	.45%
Actual		$ 1,000.00	$ 1,080.90	$ 2.34
HypotheticalA		$ 1,000.00	$ 1,022.75	$ 2.28
Institutional Class	.53%
Actual		$ 1,000.00	$ 1,079.80	$ 2.76
HypotheticalA		$ 1,000.00	$ 1,022.35	$ 2.68

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Coupon Distribution as of September 30, 2011
	% of fund's investments	% of fund's investments 6 months ago
Less than 1%	11.5	3.9
1 - 1.99%	36.3	35.1
2 - 2.99%	41.8	41.5
3 - 3.99%	10.2	19.1
4% and over	0.0	0.1
Coupon distribution shows the range of stated interest rates on the fund's investments, excluding short-term investments.

The coupon rates on inflation-protected securities tend to be lower than their nominal bond counterparts since inflation-protected securities get adjusted for actual inflation, while nominal bond coupon rates include a component for expected inflation. Please refer to the fund's prospectus for more information.

Weighted Average Maturity as of September 30, 2011
6 months ago
Years	9.4	9.1

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and markets changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Duration as of September 30, 2011
6 months ago
Years	6.5	6.3

Duration estimates how much a bond fund's price will change with a change in comparable interest rates. If rates rise 1%, for example, a fund with a 5-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example. Duration takes into account any call or put option embedded in the bonds.

Asset Allocation (% of fund's net assets)
As of September 30, 2011*		As of March 31, 2011**
	U.S. Government and U.S. Government Agency Obligations 99.5%		U.S. Government and U.S. Government Agency Obligations 99.0%
	Asset-Backed Securities 0.0%		Asset-Backed Securities 0.0%
	CMOs and Other Mortgage Related Securities 0.0%		CMOs and Other Mortgage Related Securities 0.1%
	Short-Term Investments and Net Other Assets 0.5%		Short-Term Investments and Net Other Assets 0.9%
* Futures and Swaps	0.0%	** Futures and Swaps	0.0%
* Inflation-Protected Securities	99.5%	** Inflation-Protected Securities	99.0%

Semiannual Report

Investments September 30, 2011 (Unaudited)

Showing Percentage of Net Assets

U.S. Treasury Inflation Protected Obligations - 99.5%
	Principal Amount	Value
U.S. Treasury Inflation-Indexed Bonds:
1.75% 1/15/28	$ 85,322,791	$ 98,643,403
2% 1/15/26	71,140,000	84,398,234
2.125% 2/15/40	58,501,523	74,547,289
2.125% 2/15/41	60,432,300	77,411,400
2.375% 1/15/25	119,467,477	147,117,973
2.375% 1/15/27	109,112,350	136,173,080
2.5% 1/15/29	64,817,984	82,964,407
3.375% 4/15/32	1,273	1,874
3.625% 4/15/28	102,593,491	147,594,278
3.875% 4/15/29	111,588,288	167,151,578
U.S. Treasury Inflation-Indexed Notes:
0.125% 4/15/16	110,702,725	114,421,079
0.5% 4/15/15	31,482,594	32,729,332
0.625% 4/15/13	87,211,184	88,727,432
0.625% 7/15/21	113,667,624	118,874,632
1.125% 1/15/21	91,913,860	100,462,071
1.25% 4/15/14	59,138,946	61,866,528
1.25% 7/15/20	166,779,900	184,348,940
1.375% 7/15/18	44,391,026	49,254,616
1.375% 1/15/20	29,774,235	33,196,745
1.625% 1/15/15	67,711,102	72,828,716
1.625% 1/15/18	98,009,814	109,846,538
1.875% 7/15/13	142,131,122	148,731,396
1.875% 7/15/15	162,604,400	178,494,575
1.875% 7/15/19	73,111,946	84,246,548
2% 1/15/14	104,824,755	111,223,058
2% 7/15/14	125,794,411	135,297,749
2% 1/15/16	113,824	126,492
2.125% 1/15/19	75,592,922	88,050,257
2.375% 1/15/17	94,773,150	109,007,954
2.5% 7/15/16	110,188,010	126,452,751
2.625% 7/15/17	100,610,859	118,456,453
TOTAL U.S. TREASURY INFLATION PROTECTED OBLIGATIONS (Cost $2,792,196,253)		3,082,647,378
Asset-Backed Securities - 0.0%
	Principal Amount	Value
Countrywide Asset-Backed Certificates Trust Series 2007-11 Class 2A1, 0.2946% 6/25/47 (b)	$ 515,977	$ 507,386
Countrywide Home Loans, Inc. Series 2003-BC1 Class B1, 5.4373% 3/25/32 (MGIC Investment Corp. Insured) (b)	50,104	4,370
Morgan Stanley ABS Capital I Trust Series 2004-NC8 Class M6, 1.4846% 9/25/34 (b)	124,544	62,592
Park Place Securities, Inc. Series 2005-WHQ2 Class M7, 1.4846% 5/25/35 (b)	511,591	3,815
TOTAL ASSET-BACKED SECURITIES (Cost $622,057)		578,163
Collateralized Mortgage Obligations - 0.0%

Private Sponsor - 0.0%
Chase Mortgage Finance Trust Series 2007-A1 Class 1A5, 2.8761% 2/25/37 (b) (Cost $5,688)	5,729	4,956
Cash Equivalents - 0.2%
	Maturity Amount
Investments in repurchase agreements in a joint trading account at 0.11%, dated 9/30/11 due 10/3/11 (Collateralized by U.S. Government Obligations) # (Cost $5,547,000)	$ 5,547,049	5,547,000
TOTAL INVESTMENT PORTFOLIO - 99.7% (Cost $2,798,370,998)		3,088,777,497
NET OTHER ASSETS (LIABILITIES) - 0.3%		7,910,621
NET ASSETS - 100%		$ 3,096,688,118
Swap Agreements
	Expiration Date	Notional Amount	Value
Credit Default Swaps

Receive monthly notional amount multiplied by .82% and pay UBS upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC6 Class M3, 5.6413% 7/25/34 (Rating-Ca) (a)

	August 2034	$ 104,834	$ (58,247)
Receive monthly notional amount multiplied by 2.61% and pay Goldman Sachs upon credit event of Fremont Home Loan Trust, par value of the notional amount of Fremont Home Loan Trust Series 2004-A Class B3, 7.0413% 1/25/34 (Rating-C) (a)	Feb. 2034	1,089	(1,025)
Receive monthly notional amount multiplied by 3.05% and pay Merrill Lynch upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC8, Class B3, 7.2913% 9/25/34 (Rating-Ca) (a)	Oct. 2034	153,207	(57,859)
Receive monthly notional amount multiplied by 3.35% and pay Morgan Stanley, Inc. upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-HE7, Class B3, 9.01% 8/25/34 (Rating-C) (a)	Sept. 2034	103,070	(77,846)
		$ 362,200	$ (194,977)
Legend

(a) Represents a credit default swap contract in which the Fund has sold protection on the underlying reference entity. The value of each credit default swap and the credit rating can be measures of the current payment/performance risk. For the underlying reference entity, ratings disclosed are from Moody's Investors Service, Inc. Where Moody's ratings are not available, S&P ratings are disclosed and are indicated as such. All ratings are as of the report date and do not reflect subsequent changes. Where a credit rating is not disclosed, the value is used as the measure of the payment/performance risk.

(b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$5,547,000 due 10/03/11 at 0.11%
BNP Paribas Securities Corp.	$ 70,311
Barclays Capital, Inc.	603,364
Merrill Lynch, Pierce, Fenner & Smith, Inc.	464,126
Mizuho Securities USA, Inc.	4,409,199
$ 5,547,000
Other Information

The following is a summary of the inputs used, as of September 30, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
U.S. Government and Government Agency Obligations	$ 3,082,647,378	$ -	$ 3,082,647,378	$ -
Asset-Backed Securities	578,163	-	507,386	70,777
Collateralized Mortgage Obligations	4,956	-	4,956	-
Cash Equivalents	5,547,000	-	5,547,000	-
Total Investments in Securities:	$ 3,088,777,497	$ -	$ 3,088,706,720	$ 70,777
Derivative Instruments:
Liabilities
Swap Agreements	$ (194,977)	$ -	$ -	$ (194,977)
The following is a reconciliation of Investments in Securities and Derivative Instruments for which Level 3 inputs were used in determining value:
Investments in Securities:
Beginning Balance	$ 31,465
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	(8,947)
Cost of Purchases	-
Proceeds of Sales	(7,194)
Amortization/Accretion	410
Transfers in to Level 3	55,043
Transfers out of Level 3	-
Ending Balance	$ 70,777
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at September 30, 2011	$ (8,947)
Derivative Instruments:
Swap Agreements
Beginning Balance	$ (81,680)
Total Unrealized Gain (Loss)	8,557
Transfers in to Level 3	(121,854)
Transfers out of Level 3	-
Ending Balance	$ (194,977)
Realized gain (loss) on Swap Agreements for the period	$ 6,000
The change in unrealized gain (loss) for the period attributable to Level 3 Swap Agreements held at September 30, 2011	$ 8,557

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities and Derivative Instruments identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by risk exposure as of September 30, 2011. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Risk Exposure / Derivative Type	Value
	Asset	Liability
Credit Risk
Swap Agreements (a)	$ -	$ (194,977)
Total Value of Derivatives	$ -	$ (194,977)
(a) Value is disclosed on the Statement of Assets and Liabilities in the Swap agreements, at value line-items.
Other Information
The composition of credit quality ratings as a percentage of net assets is as follows (Unaudited):
U.S. Government and U.S. Government Agency Obligations	99.5%
BBB	0.0%*
BB	0.0%*
CCC,CC,C	0.0%*
Short-Term Investments and Net Other Assets	0.5%
100.0%

* Amount represents less than 0.1%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Income Tax Information

At March 31, 2011, the Fund had a capital loss carryforward of approximately $88,135,288 of which $46,894,574 and $41,240,714 will expire in fiscal 2017 and 2018, respectively. Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	September 30, 2011 (Unaudited)

Assets
Investment in securities, at value (including repurchase agreements of $5,547,000) - See accompanying schedule: Unaffiliated issuers (cost $2,798,370,998)		$ 3,088,777,497
Cash		386
Receivable for investments sold		26,164,009
Receivable for swap agreements		920
Receivable for fund shares sold		4,438,315
Interest receivable		12,777,874
Total assets		3,132,159,001

Liabilities
Payable for investments purchased	$ 26,225,217
Payable for fund shares redeemed	7,558,696
Distributions payable	62,476
Swap agreements at value	194,977
Accrued management fee	820,617
Distribution and service plan fees payable	230,155
Other affiliated payables	378,745
Total liabilities		35,470,883

Net Assets		$ 3,096,688,118
Net Assets consist of:
Paid in capital		$ 2,826,115,111
Undistributed net investment income		64,867,108
Accumulated undistributed net realized gain (loss) on investments		(84,505,623)
Net unrealized appreciation (depreciation) on investments		290,211,522
Net Assets		$ 3,096,688,118

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

September 30, 2011 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($243,516,097 ÷ 19,276,443 shares)	$ 12.63

Maximum offering price per share (100/96.00 of $12.63)	$ 13.16
Class T: Net Asset Value and redemption price per share ($66,820,112 ÷ 5,281,761 shares)	$ 12.65

Maximum offering price per share (100/96.00 of $12.65)	$ 13.18
Class B: Net Asset Value and offering price per share ($32,346,342 ÷ 2,567,316 shares)A	$ 12.60

Class C: Net Asset Value and offering price per share ($168,720,108 ÷ 13,416,442 shares)A	$ 12.58

Inflation-Protected Bond: Net Asset Value, offering price and redemption price per share ($2,484,764,697 ÷ 195,864,083 shares)	$ 12.69

Institutional Class: Net Asset Value, offering price and redemption price per share ($100,520,762 ÷ 7,943,601 shares)	$ 12.65

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Six months ended September 30, 2011 (Unaudited)

Investment Income
Interest		$ 17,933,142
Inflation principal income		62,482,505
		80,415,647

Expenses
Management fee	$ 4,488,586
Transfer agent fees	1,626,720
Distribution and service plan fees	1,282,770
Fund wide operations fee	488,607
Independent trustees' compensation	4,784
Miscellaneous	1,810
Total expenses before reductions	7,893,277
Expense reductions	(24,541)	7,868,736
Net investment income (loss)		72,546,911
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	5,371,749
Swap agreements	6,000
Total net realized gain (loss)		5,377,749
Change in net unrealized appreciation (depreciation) on: Investment securities	133,375,704
Swap agreements	8,557
Total change in net unrealized appreciation (depreciation)		133,384,261
Net gain (loss)		138,762,010
Net increase (decrease) in net assets resulting from operations		$ 211,308,921

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended September 30, 2011 (Unaudited)	Eleven months ended March 31, 2011	Year ended April 30, 2010
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 72,546,911	$ 61,620,013	$ 72,676,874
Net realized gain (loss)	5,377,749	36,788,829	(355,321)
Change in net unrealized appreciation (depreciation)	133,384,261	28,051,958	162,966,767
Net increase (decrease) in net assets resulting from operations	211,308,921	126,460,800	235,288,320
Distributions to shareholders from net investment income	(9,484,143)	(24,508,075)	(26,931,712)
Distributions to shareholders from net realized gain	(12,755,850)	(22,150,496)	(50,990,497)
Total distributions	(22,239,993)	(46,658,571)	(77,922,209)
Share transactions - net increase (decrease)	302,260,769	(182,199,653)	349,727,112
Total increase (decrease) in net assets	491,329,697	(102,397,424)	507,093,223

Net Assets
Beginning of period	2,605,358,421	2,707,755,845	2,200,662,622
End of period (including undistributed net investment income of $64,867,108 and undistributed net investment income of $1,804,340 and undistributed net investment income of $1,967,863, respectively)	$ 3,096,688,118	$ 2,605,358,421	$ 2,707,755,845

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended September 30, 2011	Years ended March 31,
	(Unaudited)	2011 H	2010 J	2009 J	2008 J	2007 J	2006 J
Selected Per-Share Data
Net asset value, beginning of period	$ 11.79	$ 11.44	$ 10.70	$ 11.22	$ 10.92	$ 10.65	$ 11.48
Income from Investment Operations
Net investment income (loss) E	.301	.245	.301	.171	.538	.434	.500
Net realized and unrealized gain (loss)	.624	.286	.757	(.456)	.306	.137	(.676)
Total from investment operations	.925	.531	1.058	(.285)	.844	.571	(.176)
Distributions from net investment income	(.028)	(.084)	(.098)	(.077)	(.194)	(.209)	(.154)
Distributions from net realized gain	(.057)	(.097)	(.220)	(.158)	(.350)	(.092)	(.453)
Tax return of capital	-	-	-	-	-	-	(.047)
Total distributions	(.085)	(.181)	(.318)	(.235)	(.544)	(.301)	(.654)
Net asset value, end of period	$ 12.63	$ 11.79	$ 11.44	$ 10.70	$ 11.22	$ 10.92	$ 10.65
Total Return B, C, D	7.88%	4.68%	9.96%	(2.57)%	7.96%	5.43%	(1.62)%
Ratios to Average Net AssetsF, I
Expenses before reductions	.76% A	.77% A	.77%	.78%	.80%	.71%	.70%
Expenses net of fee waivers, if any	.76% A	.75% A	.75%	.75%	.75%	.66%	.65%
Expenses net of all reductions	.76% A	.75% A	.75%	.75%	.75%	.65%	.65%
Net investment income (loss)	4.89% A	2.29% A	2.71%	1.59%	4.87%	4.02%	4.50%
Supplemental Data
Net assets, end of period (000 omitted)	$ 243,516	$ 210,012	$ 201,741	$ 158,700	$ 142,814	$ 68,710	$ 86,364
Portfolio turnover rate G	23% A	22% A	16%	43%	35%	34%	71%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H For the eleven month period ended March 31. The Fund changed its fiscal year from April 30 to March 31, effective March 31, 2011. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J For the period ended April 30.

Semiannual Report

See accompanying notes which are an integral part of the financial statements.

Financial Highlights - Class T

	Six months ended September 30, 2011	Years ended March 31,
	(Unaudited)	2011 H	2010 J	2009 J	2008 J	2007 J	2006 J
Selected Per-Share Data
Net asset value, beginning of period	$ 11.81	$ 11.46	$ 10.72	$ 11.24	$ 10.93	$ 10.66	$ 11.49
Income from Investment Operations
Net investment income (loss) E	.300	.245	.301	.172	.538	.424	.489
Net realized and unrealized gain (loss)	.624	.286	.757	(.457)	.316	.137	(.676)
Total from investment operations	.924	.531	1.058	(.285)	.854	.561	(.187)
Distributions from net investment income	(.027)	(.084)	(.098)	(.077)	(.194)	(.199)	(.143)
Distributions from net realized gain	(.057)	(.097)	(.220)	(.158)	(.350)	(.092)	(.453)
Tax return of capital	-	-	-	-	-	-	(.047)
Total distributions	(.084)	(.181)	(.318)	(.235)	(.544)	(.291)	(.643)
Net asset value, end of period	$ 12.65	$ 11.81	$ 11.46	$ 10.72	$ 11.24	$ 10.93	$ 10.66
Total Return B, C, D	7.85%	4.67%	9.94%	(2.56)%	8.05%	5.32%	(1.71)%
Ratios to Average Net AssetsF, I
Expenses before reductions	.79% A	.79% A	.79%	.80%	.79%	.78%	.78%
Expenses net of fee waivers, if any	.78% A	.75% A	.75%	.75%	.75%	.75%	.75%
Expenses net of all reductions	.78% A	.75% A	.75%	.75%	.75%	.75%	.75%
Net investment income (loss)	4.87% A	2.29% A	2.71%	1.59%	4.86%	3.92%	4.40%
Supplemental Data
Net assets, end of period (000 omitted)	$ 66,820	$ 60,157	$ 65,747	$ 61,847	$ 77,332	$ 65,833	$ 86,613
Portfolio turnover rate G	23% A	22% A	16%	43%	35%	34%	71%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H For the eleven month period ended March 31. The Fund changed its fiscal year from April 30 to March 31, effective March 31, 2011. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J For the period ended April 30.

Semiannual Report

See accompanying notes which are an integral part of the financial statements.

Financial Highlights - Class B

	Six months ended September 30, 2011	Years ended March 31,
	(Unaudited)	2011 H	2010 J	2009 J	2008 J	2007 J	2006 J
Selected Per-Share Data
Net asset value, beginning of period	$ 11.77	$ 11.42	$ 10.69	$ 11.23	$ 10.92	$ 10.65	$ 11.48
Income from Investment Operations
Net investment income (loss) E	.258	.175	.228	.101	.466	.354	.418
Net realized and unrealized gain (loss)	.629	.288	.748	(.453)	.316	.137	(.678)
Total from investment operations	.887	.463	.976	(.352)	.782	.491	(.260)
Distributions from net investment income	-	(.016)	(.026)	(.030)	(.122)	(.129)	(.070)
Distributions from net realized gain	(.057)	(.097)	(.220)	(.158)	(.350)	(.092)	(.453)
Tax return of capital	-	-	-	-	-	-	(.047)
Total distributions	(.057)	(.113)	(.246)	(.188)	(.472)	(.221)	(.570)
Net asset value, end of period	$ 12.60	$ 11.77	$ 11.42	$ 10.69	$ 11.23	$ 10.92	$ 10.65
Total Return B, C, D	7.56%	4.07%	9.17%	(3.17) %	7.36%	4.65%	(2.36) %
Ratios to Average Net AssetsF, I
Expenses before reductions	1.47% A	1.48% A	1.48%	1.49%	1.50%	1.49%	1.49%
Expenses net of fee waivers, if any	1.44% A	1.40% A	1.40%	1.40%	1.40%	1.40%	1.40%
Expenses net of all reductions	1.44% A	1.40% A	1.40%	1.40%	1.40%	1.40%	1.40%
Net investment income (loss)	4.20% A	1.64% A	2.06%	.94%	4.21%	3.27%	3.75%
Supplemental Data
Net assets, end of period (000 omitted)	$ 32,346	$ 33,626	$ 41,138	$ 42,748	$ 44,776	$ 35,826	$ 48,972
Portfolio turnover rate G	23% A	22% A	16%	43%	35%	34%	71%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H For the eleven month period ended March 31. The Fund changed its fiscal year from April 30 to March 31, effective March 31, 2011. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J For the period ended April 30.

Semiannual Report

See accompanying notes which are an integral part of the financial statements.

Financial Highlights - Class C

	Six months ended September 30, 2011	Years ended March 31,
	(Unaudited)	2011 H	2010 J	2009 J	2008 J	2007 J	2006 J
Selected Per-Share Data
Net asset value, beginning of period	$ 11.75	$ 11.41	$ 10.67	$ 11.22	$ 10.91	$ 10.64	$ 11.47
Income from Investment Operations
Net investment income (loss) E	.254	.164	.217	.090	.455	.343	.406
Net realized and unrealized gain (loss)	.633	.279	.758	(.459)	.316	.137	(.677)
Total from investment operations	.887	.443	.975	(.369)	.771	.480	(.271)
Distributions from net investment income	-	(.006)	(.015)	(.023)	(.111)	(.118)	(.059)
Distributions from net realized gain	(.057)	(.097)	(.220)	(.158)	(.350)	(.092)	(.453)
Tax return of capital	-	-	-	-	-	-	(.047)
Total distributions	(.057)	(.103)	(.235)	(.181)	(.461)	(.210)	(.559)
Net asset value, end of period	$ 12.58	$ 11.75	$ 11.41	$ 10.67	$ 11.22	$ 10.91	$ 10.64
Total Return B, C, D	7.57%	3.90%	9.17%	(3.33)%	7.26%	4.55%	(2.46)%
Ratios to Average Net AssetsF, I
Expenses before reductions	1.51% A	1.51% A	1.52%	1.54%	1.55%	1.54%	1.55%
Expenses net of fee waivers, if any	1.51% A	1.50% A	1.50%	1.50%	1.50%	1.50%	1.50%
Expenses net of all reductions	1.51% A	1.50% A	1.50%	1.50%	1.50%	1.50%	1.50%
Net investment income (loss)	4.14% A	1.54% A	1.96%	.84%	4.11%	3.17%	3.65%
Supplemental Data
Net assets, end of period (000 omitted)	$ 168,720	$ 132,926	$ 126,302	$ 99,083	$ 90,060	$ 51,205	$ 74,329
Portfolio turnover rate G	23% A	22% A	16%	43%	35%	34%	71%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H For the eleven month period ended March 31. The Fund changed its fiscal year from April 30 to March 31, effective March 31, 2011. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J For the period ended April 30.

Semiannual Report

See accompanying notes which are an integral part of the financial statements.

Financial Highlights - Inflation-Protected Bond

	Six months ended September 30, 2011	Years ended March 31,
	(Unaudited)	2011 G	2010 I	2009 I	2008 I	2007 I	2006 I
Selected Per-Share Data
Net asset value, beginning of period	$ 11.84	$ 11.49	$ 10.75	$ 11.26	$ 10.94	$ 10.67	$ 11.50
Income from Investment Operations
Net investment income (loss) D	.321	.278	.336	.205	.573	.457	.525
Net realized and unrealized gain (loss)	.633	.286	.755	(.457)	.324	.136	(.679)
Total from investment operations	.954	.564	1.091	(.252)	.897	.593	(.154)
Distributions from net investment income	(.047)	(.117)	(.131)	(.100)	(.227)	(.231)	(.176)
Distributions from net realized gain	(.057)	(.097)	(.220)	(.158)	(.350)	(.092)	(.453)
Tax return of capital	-	-	-	-	-	-	(.047)
Total distributions	(.104)	(.214)	(.351)	(.258)	(.577)	(.323)	(.676)
Net asset value, end of period	$ 12.69	$ 11.84	$ 11.49	$ 10.75	$ 11.26	$ 10.94	$ 10.67
Total Return B, C	8.09%	4.94%	10.24%	(2.27)%	8.46%	5.63%	(1.42)%
Ratios to Average Net AssetsE, H
Expenses before reductions	.45% A	.45% A	.45%	.45%	.45%	.45%	.47%
Expenses net of fee waivers, if any	.45% A	.45% A	.45%	.45%	.45%	.45%	.45%
Expenses net of all reductions	.45% A	.45% A	.45%	.45%	.45%	.45%	.45%
Net investment income (loss)	5.20% A	2.59% A	3.01%	1.89%	5.17%	4.22%	4.70%
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,484,765	$ 2,106,168	$ 2,204,162	$ 1,767,415	$ 2,008,504	$ 1,307,686	$ 1,400,656
Portfolio turnover rate F	23% A	22% A	16%	43%	35%	34%	71%

A Annualized BTotal returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G For the eleven month period ended March 31. The Fund changed its fiscal year from April 30 to March 31, effective March 31, 2011. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I For the period ended April 30.

Semiannual Report

See accompanying notes which are an integral part of the financial statements.

Financial Highlights - Institutional Class

	Six months ended September 30, 2011	Years ended March 31,
	(Unaudited)	2011 G	2010 I	2009 I	2008 I	2007 I	2006 I
Selected Per-Share Data
Net asset value, beginning of period	$ 11.81	$ 11.46	$ 10.72	$ 11.23	$ 10.92	$ 10.65	$ 11.48
Income from Investment Operations
Net investment income (loss) D	.316	.272	.329	.197	.565	.452	.517
Net realized and unrealized gain (loss)	.623	.286	.757	(.452)	.318	.137	(.676)
Total from investment operations	.939	.558	1.086	(.255)	.883	.589	(.159)
Distributions from net investment income	(.042)	(.111)	(.126)	(.097)	(.223)	(.227)	(.171)
Distributions from net realized gain	(.057)	(.097)	(.220)	(.158)	(.350)	(.092)	(.453)
Tax return of capital	-	-	-	-	-	-	(.047)
Total distributions	(.099)	(.208)	(.346)	(.255)	(.573)	(.319)	(.671)
Net asset value, end of period	$ 12.65	$ 11.81	$ 11.46	$ 10.72	$ 11.23	$ 10.92	$ 10.65
Total Return B, C	7.98%	4.91%	10.21%	(2.30)%	8.34%	5.60%	(1.47)%
Ratios to Average Net AssetsE,H
Expenses before reductions	.55% A	.55% A	.53%	.50%	.49%	.49%	.50%
Expenses net of fee waivers, if any	.53% A	.50% A	.50%	.50%	.49%	.49%	.50%
Expenses net of all reductions	.53% A	.50% A	.50%	.50%	.49%	.49%	.50%
Net investment income (loss)	5.12% A	2.54% A	2.96%	1.84%	5.13%	4.18%	4.65%
Supplemental Data
Net assets, end of period (000 omitted)	$ 100,521	$ 62,469	$ 68,665	$ 70,870	$ 102,297	$ 110,863	$ 84,666
Portfolio turnover rate F	23% A	22% A	16%	43%	35%	34%	71%

A Annualized BTotal returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G For the eleven month period ended March 31. The Fund changed its fiscal year from April 30 to March 31, effective March 31, 2011. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I For the period ended April 30.

Semiannual Report

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements

For the period ended October 31, 2011 (Unaudited)

1. Organization.

Fidelity® Inflation-Protected Bond Fund (the Fund) is a fund of Fidelity Fixed-Income Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, Inflation-Protected Bond and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Effective after the close of business on September 1, 2010, Class B shares were closed to new accounts and additional purchases, except for exchanges and reinvestments by existing shareholders. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class.

In September 2011 the Board of Trustees approved a change in the name of Fidelity Fixed-Income Trust to Fidelity Salem Street Trust effective October 14, 2011.

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

Semiannual Report

2. Significant Accounting Policies - continued

Security Valuation - continued

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of September 30, 2011 for the Fund's investments, as well as a roll forward of Level 3 securities, is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For U.S. government and government agency obligations, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy. For asset backed securities and collateralized mortgage obligations, pricing services utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and, accordingly, such securities are generally categorized as Level 2 in the hierarchy. Swaps are marked-to-market daily based on valuations from independent pricing services or dealer-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Pricing services utilize matrix pricing which considers comparisons to interest rate curves, credit spread curves, default possibilities and recovery rates and, as a result, swaps are generally categorized as Level 2 in the hierarchy. When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Short-term securities with remaining maturities of sixty days or less may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

2. Significant Accounting Policies - continued

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. For Treasury Inflation-Protected Securities (TIPS) principal amount is adjusted daily to keep pace with inflation. Interest is accrued based on the adjusted principal amount. The adjustments to principal due to inflation are reflected as increases or decreases to Inflation principal income in the accompanying Statement of Operations. Such adjustments may have a significant impact on the Fund's distributions.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company, including distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. A fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Inflation income is distributed as a short-term capital gain. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to swap agreements, market discount, capital loss carryforwards, certain losses related to deflation adjustments on U.S. Treasury inflation-indexed securities and losses deferred due to wash sales and excise tax regulations.

Semiannual Report

2. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 296,078,859
Gross unrealized depreciation	(4,182,063)
Net unrealized appreciation (depreciation) on securities and other investments	$ 291,896,796
Tax cost	$ 2,796,880,701

Under the recently enacted Regulated Investment Company Modernization Act of 2010 (the Act), the Fund will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to any losses incurred in pre-enactment taxable years, which generally expire after eight years from when they are incurred. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law. The Fund's first fiscal year end subject to the Act will be March 31, 2012.

New Accounting Pronouncement. In May 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-04, Fair Value Measurement (Topic 820) - Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs. The update changes the wording used to describe the requirements in GAAP for measuring fair value and for disclosing information about fair value measurements. The update is effective during interim and annual periods beginning after December 15, 2011. Management is currently evaluating the impact of the update's adoption on the Fund's financial statement disclosures.

3. Operating Policies.

Repurchase Agreements. Fidelity Management & Research Company (FMR) has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund used derivative instruments (derivatives), including swap agreements, in order to meet its investment objectives. The strategy is to use derivatives to increase returns, to gain exposure to certain types of assets and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Credit Risk	Credit risk relates to the ability of the issuer to a financial instrument to make further principal or interest payments on an obligation or commitment that it has entered into with the Fund.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to sell the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain over-the-counter derivatives, the Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association (ISDA) Master Agreement on a bilateral basis with each of its counterparties. The ISDA Master Agreement gives the Fund the right to terminate all transactions traded under such agreement if there is a certain deterioration in the credit quality of the counterparty. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk, the Fund receives collateral in the form of cash or securities, if required, which is held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the swap counterparty and the Fund's custodian bank. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. The Fund may be required to pledge collateral for the benefit of the counterparties in an amount equal to the counterparties unrealized appreciation on outstanding swaps contracts, and any such pledged collateral is identified on the Schedule of Investments. Derivatives involve, to varying degrees, risk of loss in excess of the amounts recognized in the Statement of Assets and Liabilities.

Semiannual Report

4. Derivative Instruments - continued

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance of the Fund, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period.

Risk Exposure / Derivative Type	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)
Credit Risk
Swap Agreements (a)	$ 6,000	$ 8,557
Totals	$ 6,000	$ 8,557

(a) A summary of the value of derivatives by risk exposure as of period end is included at the end of the Schedule of Investments and is representative of activity for the period.

Swap Agreements. A swap agreement (swap) is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount.

Details of swaps open at period end are included in the Schedule of Investments under the caption "Swap Agreements." Swaps are marked-to-market daily and changes in value are recorded as unrealized appreciation or (depreciation) and reflected in the Statement of Assets and Liabilities. Any upfront premiums paid or received upon entering a swap to compensate for differences between stated terms of the agreement and prevailing market conditions (e.g. credit spreads, interest rates or other factors) are recorded as realized gain or (loss) ratably over the term of the swap. Payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Realized gain or (loss) is also recorded in the event of an early termination of a swap. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on swaps during the period is included in the Statement of Operations.

Risks of loss include credit risk. In addition, there is the risk of failure by the counterparty to perform under the terms of the agreement and lack of liquidity in the market.

Credit Default Swaps. Credit default swaps enable the Fund to buy or sell protection on a debt security or a basket of securities against a defined credit event. Under the terms of a credit default swap the buyer of protection (buyer) receives credit protection in exchange for making periodic payments to the seller of protection (seller) based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller acts as a guarantor of the creditworthiness of a reference obligation. The Fund enters into credit default swaps as a seller to gain credit exposure to an issuer and/or as a buyer to provide a measure of protection against defaults of an issuer. The issuer may be either a single issuer or a "basket" of issuers. Periodic payments are made over the life of the contract provided that no credit event occurs.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Derivative Instruments - continued

Credit Default Swaps - continued

For credit default swaps on most corporate and sovereign issuers, credit events include bankruptcy, failure to pay, obligation acceleration or repudiation/moratorium. For credit default swaps on corporate or sovereign issuers, the obligation that may be put to the seller is not limited to the specific reference obligation described in the Schedule of Investments. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. For credit default swaps on asset-backed securities, the reference obligation described represents the security that may be put to the seller.

As a seller, if an underlying credit event occurs, the Fund will either pay the buyer an amount equal to the notional amount of the swap and take delivery of the reference obligation or underlying securities comprising an index or pay a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index.

As a buyer, if an underlying credit event occurs, the Fund will either receive from the seller an amount equal to the notional amount of the swap and deliver the reference obligation or underlying securities comprising an index or receive a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index.

Typically, the value of each credit default swap and credit rating disclosed for each reference obligation in the Schedule of Investments, where the Fund is the seller, can be used as measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. In addition to these measures, FMR monitors a variety of factors including cash flow assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/performance risk.

The notional amount of credit default swaps is included in the Schedule of Investments and approximates the maximum potential amount of future payments that the Fund could be required to make if the Fund is the seller and a credit event were to occur. The total notional amount of all credit default swaps open at period end where the Fund is the seller amounted to $362,200 representing 0.01% of net assets.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and U.S. government securities, aggregated $0 and $2,708,240, respectively.

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6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of 20% of the Fund's average net assets and a group fee rate that averaged .12% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .32% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 283,055	$ 5,438
Class T	-%	.25%	77,414	385
Class B	.65%	.25%	148,926	107,559
Class C	.75%	.25%	773,375	134,759
			$ 1,282,770	$ 248,141

Sales Load. FDC may receive a front-end sales charge of up to 4.00% for selling Class A shares and Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, .75% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 21,144
Class T	4,055
Class B*	27,834
Class C*	11,294
$ 64,327

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

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Notes to Financial Statements (Unaudited) - continued

6. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of each respective class of the Fund, with the exception of Inflation-Protected Bond. FIIOC receives an asset-based fee of .10% of Inflation-Protected Bond's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 182,790.16
Class T	60,361.19
Class B	36,377.22
Class C	126,018.16
Inflation-Protected Bond	1,148,303.10
Institutional Class	72,871.20
	$ 1,626,720

* Annualized

Fund Wide Operations Fee. Pursuant to the Fund Wide Operations and Expense Agreement (FWOE), FMR has agreed to provide for fund level expenses (which do not include transfer agent, Rule 12b-1 fees, compensation of the independent Trustees, interest (including commitment fees), taxes or extraordinary expenses, if any) in return for a FWOE fee equal to .35% less the total amount of the management fee. The FWOE paid by the Fund is reduced by an amount equal to the fees and expenses paid to the independent Trustees. For the period, the FWOE fee was equivalent to an annualized rate of .03% of average net assets.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.0 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $1,810 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

Semiannual Report

8. Expense Reductions.

FMR voluntarily agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement from adviser

Class A	.75%	$ 6,226
Class T	.75%	4,562
Class B	1.40%	4,134
Class C	1.50%	3,145
Institutional Class	.50%	6,391
		$ 24,458

Effective June 1, 2011 the expense limitations were discontinued.

In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's expenses by $83.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended September 30, 2011	Eleven months ended March 31, 2011	Year ended April 30, 2010
From net investment income
Class A	$ 507,023	$ 1,522,757	$ 1,591,601
Class T	134,476	460,500	565,970
Class B	-	52,792	98,966
Class C	-	71,025	146,651
Inflation-Protected Bond	8,603,346	21,778,716	23,707,425
Institutional Class	239,298	622,285	821,099
Total	$ 9,484,143	$24,508,075	$ 26,931,712
From net realized gain
Class A	$ 995,758	$ 1,761,992	$ 3,695,699
Class T	290,281	517,947	1,263,915
Class B	157,120	318,072	844,656
Class C	710,497	1,123,479	2,315,534
Inflation-Protected Bond	10,296,652	17,912,249	41,458,249
Institutional Class	305,542	516,757	1,412,444
Total	$ 12,755,850	$ 22,150,496	$ 50,990,497

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Notes to Financial Statements (Unaudited) - continued

10. Share Transactions.

Transactions for each class of shares were as follows:

Shares
	Six months ended September 30, 2011	Eleven months ended March 31, 2011	Year ended April 30, 2010
Class A
Shares sold	5,109,744	6,640,914	9,312,515
Reinvestment of distributions	111,162	252,494	417,840
Shares redeemed	(3,756,240)	(6,716,942)	(6,921,867)
Net increase (decrease)	1,464,666	176,466	2,808,488
Class T
Shares sold	1,119,488	1,177,187	2,219,214
Reinvestment of distributions	32,150	76,859	152,711
Shares redeemed	(964,833)	(1,898,504)	(2,403,012)
Net increase (decrease)	186,805	(644,458)	(31,087)
Class B
Shares sold	146,323	367,840	1,255,797
Reinvestment of distributions	11,151	26,768	70,396
Shares redeemed	(446,368)	(1,139,712)	(1,724,363)
Net increase (decrease)	(288,894)	(745,104)	(398,170)
Class C
Shares sold	4,017,265	3,337,216	4,724,560
Reinvestment of distributions	48,553	84,485	177,632
Shares redeemed	(1,957,674)	(3,185,556)	(3,112,361)
Net increase (decrease)	2,108,144	236,145	1,789,831
Inflation-Protected Bond
Shares sold	47,074,612	45,787,804	87,660,075
Reinvestment of distributions	1,450,598	3,189,838	5,417,085
Shares redeemed	(30,550,126)	(62,981,387)	(65,658,429)
Net increase (decrease)	17,975,084	(14,003,745)	27,418,731
Institutional Class
Shares sold	3,359,309	1,554,604	2,228,760
Reinvestment of distributions	38,715	83,976	168,329
Shares redeemed	(743,738)	(2,341,899)	(3,015,208)
Net increase (decrease)	2,654,286	(703,319)	(618,119)

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10. Share Transactions - continued

Dollars
	Six months ended September 30, 2011	Eleven months ended March 31, 2011	Year ended April 30, 2010
Class A
Shares sold	$ 63,062,863	$ 77,652,400	$ 104,121,934
Reinvestment of distributions	1,345,031	2,933,335	4,699,892
Shares redeemed	(46,300,098)	(78,541,272)	(77,109,220)
Net increase (decrease)	$ 18,107,796	$ 2,044,463	$ 31,712,606
Class T
Shares sold	$ 13,964,054	$ 13,713,873	$ 24,649,046
Reinvestment of distributions	389,255	894,232	1,719,846
Shares redeemed	(11,883,608)	(22,121,464)	(26,708,425)
Net increase (decrease)	$ 2,469,701	$ (7,513,359)	$ (339,533)
Class B
Shares sold	$ 1,812,105	$ 4,257,680	$ 13,993,919
Reinvestment of distributions	133,696	309,137	791,917
Shares redeemed	(5,476,498)	(13,256,429)	(19,171,607)
Net increase (decrease)	$ (3,530,697)	$ (8,689,612)	$ (4,385,771)
Class C
Shares sold	$ 49,241,732	$ 38,766,973	$ 52,549,464
Reinvestment of distributions	581,182	973,965	1,995,592
Shares redeemed	(23,918,921)	(36,990,344)	(34,463,918)
Net increase (decrease)	$ 25,903,993	$ 2,750,594	$ 20,081,138
Inflation-Protected Bond
Shares sold	$ 586,960,663	$ 536,614,422	$ 981,264,982
Reinvestment of distributions	17,693,511	37,250,733	61,160,057
Shares redeemed	(379,182,013)	(736,345,235)	(732,714,322)
Net increase (decrease)	$ 225,472,161	$ (162,480,080)	$ 309,710,717
Institutional Class
Shares sold	$ 42,494,039	$ 18,150,189	$ 24,820,267
Reinvestment of distributions	470,912	977,889	1,895,479
Shares redeemed	(9,127,136)	(27,439,737)	(33,767,791)
Net increase (decrease)	$ 33,837,815	$ (8,311,659)	$ (7,052,045)

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Inflation-Protected Bond Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and considers at each of its meetings factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established three standing committees, Operations, Audit, and Nominating and Governance, each composed of Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and, among other matters, considers matters specifically related to the annual consideration of the renewal of the fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to the Fidelity funds.

At its September 2011 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with the fund; (iv) the extent to which economies of scale would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts is in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts is fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, is aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, managed by Fidelity.

Semiannual Report

Nature, Extent, and Quality of Services Provided. The Board considered the staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the backgrounds of the fund's investment personnel and the fund's investment objective and discipline. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of the Investment Advisers' investment staff, including its size, education, experience, and resources, as well as the Investment Advisers' approach to recruiting, managing, and compensating investment personnel. The Board also noted that FMR has devoted increased resources to non-U.S. offices. The Board noted that Fidelity's analysts have extensive resources, tools and capabilities which allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and enhancers. The Board also believes that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools which permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered the Investment Advisers' trading capabilities and resources which are an integral part of the investment management process.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the investment adviser's supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers, with 35 new branches opening since 2010.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including (i) continuing to dedicate additional resources to investment research and support of the senior management team that oversees asset management; (ii) rationalizing product lines through the mergers of six funds into other funds; (iii) continuing to migrate the Freedom Funds to dedicated lower cost underlying funds; (iv) obtaining shareholder approval to broaden the investment strategies for Fidelity Consumer Finance Portfolio, Fidelity Emerging Asia Fund, and Fidelity Environment and Alternative Energy Portfolio; (v) contractually agreeing to reduce the management fees and impose other expense limitations on Spartan 500 Index Fund and U.S. Bond Index Fund in connection with launching new institutional classes of these funds; (vi) changing the name, primary and supplemental benchmarks, and investment policies of Fidelity Global Strategies Fund to support the fund's flexible investment mandate and global orientation; and (vii) reducing the transfer agency account fee rates on certain accounts.

Investment Performance. The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed the fund's absolute investment performance for each class, as well as the fund's relative investment performance for each class measured over multiple periods against (i) a broad-based securities market index, and (ii) a peer group of mutual funds deemed appropriate by Fidelity and reviewed by the Board. The following charts considered by the Board show, over the one-, three-, and five-year periods ended December 31, 2010, the cumulative total returns of the retail class and Class C of the fund, the cumulative total returns of a broad-based securities market index ("benchmark"), and a range of cumulative total returns of a peer group of mutual funds identified by Lipper Inc. as having an investment objective similar to that of the fund. The returns of the retail class and Class C show the performance of the highest and lowest performing classes, respectively (based on five-year performance). The box within each chart shows the 25th percentile return (bottom of box) and the 75th percentile return (top of box) of the peer group. Returns shown above the box are in the first quartile and returns shown below the box are in the fourth quartile. The percentage beaten numbers noted below each chart correspond to the percentile box and represent the percentage of funds in the peer group whose performance was equal to or lower than that of the class indicated.

Semiannual Report

Fidelity Inflation-Protected Bond Fund

The Board reviewed the fund's relative investment performance against its peer group and noted that the performance of the retail class of the fund was in the second quartile for the one-year period and the third quartile for the three- and five-year periods. The Board also noted that the investment performance of the fund was lower than its benchmark for all the periods shown. The Board considered that the variations in performance among the fund's classes reflect the variations in class expenses, which result in lower performance for higher expense classes. The Board discussed with FMR actions to improve the fund's below-benchmark performance and how investment personnel evaluate potential for incremental return against the risks involved in obtaining that incremental return. The Board considered the steps that FMR has taken to strengthen and refine its risk management processes in light of recent credit events that have affected various sectors of the fixed-income markets. The Board also reviewed the fund's performance since inception as well as performance in the current year.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should benefit the fund's shareholders.

Competitiveness of Management Fee and Total Expense Ratio. The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Management Fee. The Board considered two proprietary management fee comparisons for the 12-month periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group" and, for the reasons explained above, is broader than the Lipper peer group used by the Board for performance comparisons. The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors in terms of gross management fees before expense reimbursements or caps. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a TMG % of 12% means that 88% of the funds in the Total Mapped Group had higher management fees than the fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee ranked, is also included in the chart and considered by the Board.

Fidelity Inflation-Protected Bond Fund

The Board noted that the fund's management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2010.

Semiannual Report

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio. In its review of each class's total expense ratio, the Board considered the fund's management fee as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered the current and historical total expense ratios of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board also considered that the current contractual arrangements for the fund (i) have the effect of setting the total "fund-level" expenses (including, among certain other expenses, the management fee) for each class at 35 basis points, (ii) limit the "class-level" transfer agent fee for the retail class to 10 basis points, and (iii) limit the total expenses for the retail class to 45 basis points. The fees and expenses payable under these contractual arrangements may not be increased without the approval of the Board and the shareholders of the applicable class. The fund's Advisor classes are subject to different "class-level" expenses (transfer agent fees and 12b-1 fees).

The Board noted that the total expense ratio of each class ranked below its competitive median for 2010.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total fund assets under FMR's management increase, and for higher group fee rates as total fund assets under FMR's management decrease. FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board noted, however, that because the current contractual arrangements set the total "fund-level" expenses for each class at 35 basis points, increases or decreases in the management fee due to changes in the group fee rate will not impact the total expense ratio.

Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of FMR and its affiliates, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients. In March 2010, the Board created an ad hoc joint committee with the board of other Fidelity funds (the Committee) to review and compare Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered, including the findings of the Committee.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and its shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity's profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive in the circumstances.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions. The Board also noted that in 2009, it and the board of other Fidelity funds created an ad hoc committee (the Economies of Scale Committee) to analyze whether FMR attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

Semiannual Report

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that any potential economies of scale are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board.In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability, the rationale for the compensation structure, and the extent to which current market conditions have affected retention and recruitment; (iv) the compensation paid to fund sub-advisers on behalf of the Fidelity funds; (v) Fidelity's fee structures and rationale for recommending different fees among different categories of funds and classes, as well as Fidelity's voluntary waiver of its fees to maintain minimum yields for certain money market funds and classes; (vi) the reasons why certain expenses affect various funds and classes differently; (vii) Fidelity's transfer agent fees, expenses, and services and how the benefits of decreased costs and new efficiencies can be shared across all of the Fidelity funds; (viii) the reasons for and consequences of changes to certain product lines compared to competitors; (ix) the allocation of and historical trends in Fidelity's realization of fall-out benefits; and (x) explanations regarding the relative total expense ratios of certain funds and classes, total expense competitive trends, and actions that might be taken by FMR to reduce total expense ratios for certain funds and classes or to achieve further economies of scale.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Semiannual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

For mutual fund and brokerage trading.

For quotes.*

For account balances and holdings.

To review orders and mutual
fund activity.

To change your PIN.

To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains distributions, and the effects of any sales charges.

Semiannual Report

To Visit Fidelity

For directions and hours,
please call 1-800-544-9797.

Arizona

7001 West Ray Road
Chandler, AZ

15445 N. Scottsdale Road
Scottsdale, AZ

17550 North 75th Avenue
Glendale, AZ

5330 E. Broadway Blvd
Tucson, AZ

California

815 East Birch Street
Brea, CA

1411 Chapin Avenue
Burlingame, CA

851 East Hamilton Avenue
Campbell, CA

601 Larkspur Landing Circle
Larkspur, CA

2000 Avenue of the Stars
Los Angeles, CA

27101 Puerta Real
Mission Viejo, CA

73575 El Paseo
Palm Desert, CA

251 University Avenue
Palo Alto, CA

123 South Lake Avenue
Pasadena, CA

16656 Bernardo Ctr. Drive
Rancho Bernardo, CA

1220 Roseville Parkway
Roseville, CA

1740 Arden Way
Sacramento, CA

7676 Hazard Center Drive
San Diego, CA

11943 El Camino Real
San Diego, CA

8 Montgomery Street
San Francisco, CA

3793 State Street
Santa Barbara, CA

1200 Wilshire Boulevard
Santa Monica, CA

398 West El Camino Real
Sunnyvale, CA

111 South Westlake Blvd
Thousand Oaks, CA

21701 Hawthorne Boulevard
Torrance, CA

2001 North Main Street
Walnut Creek, CA

6326 Canoga Avenue
Woodland Hills, CA

2211 Michelson Drive
Irvine, CA

Colorado

281 East Flatiron Circle
Broomfield, CO

1625 Broadway
Denver, CO

9185 Westview Road
Lone Tree, CO

Connecticut

48 West Putnam Avenue
Greenwich, CT

265 Church Street
New Haven, CT

300 Atlantic Street
Stamford, CT

29 South Main Street
West Hartford, CT

1261 Post Road
Fairfield, CT

Delaware

400 Delaware Avenue
Wilmington, DE

Florida

175 East Altamonte Drive
Altamonte Springs, FL

1400 Glades Road
Boca Raton, FL

121 Alhambra Plaza
Coral Gables, FL

2948 N. Federal Highway
Ft. Lauderdale, FL

4671 Town Center Parkway
Jacksonville, FL

8880 Tamiami Trail, North
Naples, FL

230 Royal Palm Way
Palm Beach, FL

3501 PGA Boulevard
Palm Beach Gardens, FL

3550 Tamiami Trail, South
Sarasota, FL

1502 N. Westshore Blvd.
Tampa, FL

2465 State Road 7
Wellington, FL

Georgia

3242 Peachtree Road
Atlanta, GA

1000 Abernathy Road
Atlanta, GA

Illinois

One North LaSalle Street
Chicago, IL

401 North Michigan Avenue
Chicago, IL

One Skokie Valley Road
Highland Park, IL

1415 West 22nd Street
Oak Brook, IL

15105 S LaGrange Road
Orland Park, IL

1572 East Golf Road
Schaumburg, IL

1823 Freedom Drive
Naperville, IL

Indiana

8480 Keystone Crossing
Indianapolis, IN

Kansas

5400 College Boulevard
Overland Park, KS

Maine

Three Canal Plaza
Portland, ME

Maryland

7315 Wisconsin Avenue
Bethesda, MD

610 York Road
Towson, MD

Massachusetts

801 Boylston Street
Boston, MA

155 Congress Street
Boston, MA

300 Granite Street
Braintree, MA

44 Mall Road
Burlington, MA

238 Main Street
Cambridge, MA

200 Endicott Street
Danvers, MA

Fidelity Brokerage Services, Inc., 100 Summer St., Boston, MA 02110 Member NYSE/SIPC

Semiannual Report

405 Cochituate Road
Framingham, MA

551 Boston Turnpike
Shrewsbury, MA

Michigan

500 E. Eisenhower Pkwy.
Ann Arbor, MI

280 N. Old Woodward Ave.
Birmingham, MI

30200 Northwestern Hwy.
Farmington Hills, MI

43420 Grand River Avenue
Novi, MI

3480 28th Street
Grand Rapids, MI

2425 S. Linden Road STE E
Flint, MI

Minnesota

7740 France Avenue South
Edina, MN

8342 3rd Street North
Oakdale, MN

Missouri

1524 South Lindbergh Blvd.
St. Louis, MO

Nevada

2225 Village Walk Drive
Henderson, NV

New Jersey

501 Route 73 South
Marlton, NJ

150 Essex Street
Millburn, NJ

35 Morris Street
Morristown, NJ

396 Route 17, North
Paramus, NJ

3518 Route 1 North
Princeton, NJ

530 Broad Street
Shrewsbury, NJ

New Mexico

2261 Q Street NE
Albuquerque, NM

New York

1130 Franklin Avenue
Garden City, NY

37 West Jericho Turnpike
Huntington Station, NY

1271 Avenue of the Americas
New York, NY

980 Madison Avenue
New York, NY

61 Broadway
New York, NY

350 Park Avenue
New York, NY

200 Fifth Avenue
New York, NY

733 Third Avenue
New York, NY

2070 Broadway
New York, NY

1075 Northern Blvd.
Roslyn, NY

799 Central Park Avenue
Scarsdale, NY

3349 Monroe Avenue
Rochester, NY

North Carolina

4611 Sharon Road
Charlotte, NC

7011 Fayetteville Road
Durham, NC

Ohio

3805 Edwards Road
Cincinnati, OH

1324 Polaris Parkway
Columbus, OH

1800 Crocker Road
Westlake, OH

28699 Chagrin Boulevard
Woodmere Village, OH

Oregon

7493 SW Bridgeport Road
Tigard, OR

Pennsylvania

600 West DeKalb Pike
King of Prussia, PA

1735 Market Street
Philadelphia, PA

12001 Perry Highway
Wexford, PA

Rhode Island

10 Memorial Boulevard
Providence, RI

Tennessee

3018 Peoples Street
Johnson City, TN

7628 West Farmington Blvd.
Germantown, TN

2035 Mallory Lane
Franklin, TN

Texas

10000 Research Boulevard
Austin, TX

4001 Northwest Parkway
Dallas, TX

12532 Memorial Drive
Houston, TX

2701 Drexel Drive
Houston, TX

6560 Fannin Street
Houston, TX

1701 Lake Robbins Drive
The Woodlands, TX

6500 N. MacArthur Blvd.
Irving, TX

6005 West Park Boulevard
Plano, TX

1576 East Southlake Blvd.
Southlake, TX

15600 Southwest Freeway
Sugar Land, TX

139 N. Loop 1604 East
San Antonio, TX

Utah

279 West South Temple
Salt Lake City, UT

Virginia

1861 International Drive
McLean, VA

11957 Democracy Drive
Reston, VA

Washington

10500 NE 8th Street
Bellevue, WA

1518 6th Avenue
Seattle, WA

304 Strander Blvd
Tukwila, WA

Washington, DC

1900 K Street, N.W.
Washington, DC

Wisconsin

16020 West Bluemound Road
Brookfield, WI

Semiannual Report

To Write Fidelity

We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

Making Changes
To Your Account

(such as changing name, address, bank, etc.)

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002

For Non-Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

For Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Semiannual Report

Investment Adviser

Fidelity Management & Research
Company
Boston, MA

Investment Sub-Advisers

Fidelity Investments Money
Management, Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.

New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®)
1-800-544-5555

Automated line for quickest service

IFB-USAN-1111
1.784854.108

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor®

Inflation-Protected Bond

Fund - Institutional Class

Semiannual Report

September 30, 2011

Institutional Class is a class of Fidelity® Inflation-Protected Bond Fund

Contents

Chairman's Message	(Click Here)	The Chairman's message to shareholders.
Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Board Approval of Investment Advisory Contracts and Management Fees	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(Chairman's photo appears here)

Dear Shareholder:

Global equity markets finished the third quarter in a significant downturn that intensified in late July and early August, as Congress struggled to raise the debt ceiling and Standard & Poor's announced it was lowering its long-term sovereign credit rating of the United States. The historic downgrade, along with continued evidence of a slowing global economy, heightened investor anxiety and set off a wave of volatility that hampered most major asset classes through the end of September. Financial markets are always unpredictable, of course, but there are several time-tested investment principles that can help put the odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

(Chairman's signature appears here)

Abigail P. Johnson

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (April 1, 2011 to September 30, 2011).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

	Annualized Expense Ratio	Beginning Account Value April 1, 2011	Ending Account Value September 30, 2011	Expenses Paid During Period* April 1, 2011 to September 30, 2011
Class A	.76%
Actual		$ 1,000.00	$ 1,078.80	$ 3.95
HypotheticalA		$ 1,000.00	$ 1,021.20	$ 3.84
Class T	.78%
Actual		$ 1,000.00	$ 1,078.50	$ 4.05
HypotheticalA		$ 1,000.00	$ 1,021.10	$ 3.94
Class B	1.44%
Actual		$ 1,000.00	$ 1,075.60	$ 7.47
HypotheticalA		$ 1,000.00	$ 1,017.80	$ 7.26
Class C	1.51%
Actual		$ 1,000.00	$ 1,075.70	$ 7.84
HypotheticalA		$ 1,000.00	$ 1,017.45	$ 7.62
Inflation- Protected Bond	.45%
Actual		$ 1,000.00	$ 1,080.90	$ 2.34
HypotheticalA		$ 1,000.00	$ 1,022.75	$ 2.28
Institutional Class	.53%
Actual		$ 1,000.00	$ 1,079.80	$ 2.76
HypotheticalA		$ 1,000.00	$ 1,022.35	$ 2.68

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Coupon Distribution as of September 30, 2011
	% of fund's investments	% of fund's investments 6 months ago
Less than 1%	11.5	3.9
1 - 1.99%	36.3	35.1
2 - 2.99%	41.8	41.5
3 - 3.99%	10.2	19.1
4% and over	0.0	0.1
Coupon distribution shows the range of stated interest rates on the fund's investments, excluding short-term investments.

The coupon rates on inflation-protected securities tend to be lower than their nominal bond counterparts since inflation-protected securities get adjusted for actual inflation, while nominal bond coupon rates include a component for expected inflation. Please refer to the fund's prospectus for more information.

Weighted Average Maturity as of September 30, 2011
6 months ago
Years	9.4	9.1

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and markets changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Duration as of September 30, 2011
6 months ago
Years	6.5	6.3

Duration estimates how much a bond fund's price will change with a change in comparable interest rates. If rates rise 1%, for example, a fund with a 5-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example. Duration takes into account any call or put option embedded in the bonds.

Asset Allocation (% of fund's net assets)
As of September 30, 2011*		As of March 31, 2011**
	U.S. Government and U.S. Government Agency Obligations 99.5%		U.S. Government and U.S. Government Agency Obligations 99.0%
	Asset-Backed Securities 0.0%		Asset-Backed Securities 0.0%
	CMOs and Other Mortgage Related Securities 0.0%		CMOs and Other Mortgage Related Securities 0.1%
	Short-Term Investments and Net Other Assets 0.5%		Short-Term Investments and Net Other Assets 0.9%
* Futures and Swaps	0.0%	** Futures and Swaps	0.0%
* Inflation-Protected Securities	99.5%	** Inflation-Protected Securities	99.0%

Semiannual Report

Investments September 30, 2011 (Unaudited)

Showing Percentage of Net Assets

U.S. Treasury Inflation Protected Obligations - 99.5%
	Principal Amount	Value
U.S. Treasury Inflation-Indexed Bonds:
1.75% 1/15/28	$ 85,322,791	$ 98,643,403
2% 1/15/26	71,140,000	84,398,234
2.125% 2/15/40	58,501,523	74,547,289
2.125% 2/15/41	60,432,300	77,411,400
2.375% 1/15/25	119,467,477	147,117,973
2.375% 1/15/27	109,112,350	136,173,080
2.5% 1/15/29	64,817,984	82,964,407
3.375% 4/15/32	1,273	1,874
3.625% 4/15/28	102,593,491	147,594,278
3.875% 4/15/29	111,588,288	167,151,578
U.S. Treasury Inflation-Indexed Notes:
0.125% 4/15/16	110,702,725	114,421,079
0.5% 4/15/15	31,482,594	32,729,332
0.625% 4/15/13	87,211,184	88,727,432
0.625% 7/15/21	113,667,624	118,874,632
1.125% 1/15/21	91,913,860	100,462,071
1.25% 4/15/14	59,138,946	61,866,528
1.25% 7/15/20	166,779,900	184,348,940
1.375% 7/15/18	44,391,026	49,254,616
1.375% 1/15/20	29,774,235	33,196,745
1.625% 1/15/15	67,711,102	72,828,716
1.625% 1/15/18	98,009,814	109,846,538
1.875% 7/15/13	142,131,122	148,731,396
1.875% 7/15/15	162,604,400	178,494,575
1.875% 7/15/19	73,111,946	84,246,548
2% 1/15/14	104,824,755	111,223,058
2% 7/15/14	125,794,411	135,297,749
2% 1/15/16	113,824	126,492
2.125% 1/15/19	75,592,922	88,050,257
2.375% 1/15/17	94,773,150	109,007,954
2.5% 7/15/16	110,188,010	126,452,751
2.625% 7/15/17	100,610,859	118,456,453
TOTAL U.S. TREASURY INFLATION PROTECTED OBLIGATIONS (Cost $2,792,196,253)		3,082,647,378
Asset-Backed Securities - 0.0%
	Principal Amount	Value
Countrywide Asset-Backed Certificates Trust Series 2007-11 Class 2A1, 0.2946% 6/25/47 (b)	$ 515,977	$ 507,386
Countrywide Home Loans, Inc. Series 2003-BC1 Class B1, 5.4373% 3/25/32 (MGIC Investment Corp. Insured) (b)	50,104	4,370
Morgan Stanley ABS Capital I Trust Series 2004-NC8 Class M6, 1.4846% 9/25/34 (b)	124,544	62,592
Park Place Securities, Inc. Series 2005-WHQ2 Class M7, 1.4846% 5/25/35 (b)	511,591	3,815
TOTAL ASSET-BACKED SECURITIES (Cost $622,057)		578,163
Collateralized Mortgage Obligations - 0.0%

Private Sponsor - 0.0%
Chase Mortgage Finance Trust Series 2007-A1 Class 1A5, 2.8761% 2/25/37 (b) (Cost $5,688)	5,729	4,956
Cash Equivalents - 0.2%
	Maturity Amount
Investments in repurchase agreements in a joint trading account at 0.11%, dated 9/30/11 due 10/3/11 (Collateralized by U.S. Government Obligations) # (Cost $5,547,000)	$ 5,547,049	5,547,000
TOTAL INVESTMENT PORTFOLIO - 99.7% (Cost $2,798,370,998)		3,088,777,497
NET OTHER ASSETS (LIABILITIES) - 0.3%		7,910,621
NET ASSETS - 100%		$ 3,096,688,118
Swap Agreements
	Expiration Date	Notional Amount	Value
Credit Default Swaps

Receive monthly notional amount multiplied by .82% and pay UBS upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC6 Class M3, 5.6413% 7/25/34 (Rating-Ca) (a)

	August 2034	$ 104,834	$ (58,247)
Receive monthly notional amount multiplied by 2.61% and pay Goldman Sachs upon credit event of Fremont Home Loan Trust, par value of the notional amount of Fremont Home Loan Trust Series 2004-A Class B3, 7.0413% 1/25/34 (Rating-C) (a)	Feb. 2034	1,089	(1,025)
Receive monthly notional amount multiplied by 3.05% and pay Merrill Lynch upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC8, Class B3, 7.2913% 9/25/34 (Rating-Ca) (a)	Oct. 2034	153,207	(57,859)
Receive monthly notional amount multiplied by 3.35% and pay Morgan Stanley, Inc. upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-HE7, Class B3, 9.01% 8/25/34 (Rating-C) (a)	Sept. 2034	103,070	(77,846)
		$ 362,200	$ (194,977)
Legend

(a) Represents a credit default swap contract in which the Fund has sold protection on the underlying reference entity. The value of each credit default swap and the credit rating can be measures of the current payment/performance risk. For the underlying reference entity, ratings disclosed are from Moody's Investors Service, Inc. Where Moody's ratings are not available, S&P ratings are disclosed and are indicated as such. All ratings are as of the report date and do not reflect subsequent changes. Where a credit rating is not disclosed, the value is used as the measure of the payment/performance risk.

(b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$5,547,000 due 10/03/11 at 0.11%
BNP Paribas Securities Corp.	$ 70,311
Barclays Capital, Inc.	603,364
Merrill Lynch, Pierce, Fenner & Smith, Inc.	464,126
Mizuho Securities USA, Inc.	4,409,199
$ 5,547,000
Other Information

The following is a summary of the inputs used, as of September 30, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
U.S. Government and Government Agency Obligations	$ 3,082,647,378	$ -	$ 3,082,647,378	$ -
Asset-Backed Securities	578,163	-	507,386	70,777
Collateralized Mortgage Obligations	4,956	-	4,956	-
Cash Equivalents	5,547,000	-	5,547,000	-
Total Investments in Securities:	$ 3,088,777,497	$ -	$ 3,088,706,720	$ 70,777
Derivative Instruments:
Liabilities
Swap Agreements	$ (194,977)	$ -	$ -	$ (194,977)
The following is a reconciliation of Investments in Securities and Derivative Instruments for which Level 3 inputs were used in determining value:
Investments in Securities:
Beginning Balance	$ 31,465
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	(8,947)
Cost of Purchases	-
Proceeds of Sales	(7,194)
Amortization/Accretion	410
Transfers in to Level 3	55,043
Transfers out of Level 3	-
Ending Balance	$ 70,777
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at September 30, 2011	$ (8,947)
Derivative Instruments:
Swap Agreements
Beginning Balance	$ (81,680)
Total Unrealized Gain (Loss)	8,557
Transfers in to Level 3	(121,854)
Transfers out of Level 3	-
Ending Balance	$ (194,977)
Realized gain (loss) on Swap Agreements for the period	$ 6,000
The change in unrealized gain (loss) for the period attributable to Level 3 Swap Agreements held at September 30, 2011	$ 8,557

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities and Derivative Instruments identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by risk exposure as of September 30, 2011. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Risk Exposure / Derivative Type	Value
	Asset	Liability
Credit Risk
Swap Agreements (a)	$ -	$ (194,977)
Total Value of Derivatives	$ -	$ (194,977)
(a) Value is disclosed on the Statement of Assets and Liabilities in the Swap agreements, at value line-items.
Other Information
The composition of credit quality ratings as a percentage of net assets is as follows (Unaudited):
U.S. Government and U.S. Government Agency Obligations	99.5%
BBB	0.0%*
BB	0.0%*
CCC,CC,C	0.0%*
Short-Term Investments and Net Other Assets	0.5%
100.0%

* Amount represents less than 0.1%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Income Tax Information

At March 31, 2011, the Fund had a capital loss carryforward of approximately $88,135,288 of which $46,894,574 and $41,240,714 will expire in fiscal 2017 and 2018, respectively. Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	September 30, 2011 (Unaudited)

Assets
Investment in securities, at value (including repurchase agreements of $5,547,000) - See accompanying schedule: Unaffiliated issuers (cost $2,798,370,998)		$ 3,088,777,497
Cash		386
Receivable for investments sold		26,164,009
Receivable for swap agreements		920
Receivable for fund shares sold		4,438,315
Interest receivable		12,777,874
Total assets		3,132,159,001

Liabilities
Payable for investments purchased	$ 26,225,217
Payable for fund shares redeemed	7,558,696
Distributions payable	62,476
Swap agreements at value	194,977
Accrued management fee	820,617
Distribution and service plan fees payable	230,155
Other affiliated payables	378,745
Total liabilities		35,470,883

Net Assets		$ 3,096,688,118
Net Assets consist of:
Paid in capital		$ 2,826,115,111
Undistributed net investment income		64,867,108
Accumulated undistributed net realized gain (loss) on investments		(84,505,623)
Net unrealized appreciation (depreciation) on investments		290,211,522
Net Assets		$ 3,096,688,118

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

September 30, 2011 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($243,516,097 ÷ 19,276,443 shares)	$ 12.63

Maximum offering price per share (100/96.00 of $12.63)	$ 13.16
Class T: Net Asset Value and redemption price per share ($66,820,112 ÷ 5,281,761 shares)	$ 12.65

Maximum offering price per share (100/96.00 of $12.65)	$ 13.18
Class B: Net Asset Value and offering price per share ($32,346,342 ÷ 2,567,316 shares)A	$ 12.60

Class C: Net Asset Value and offering price per share ($168,720,108 ÷ 13,416,442 shares)A	$ 12.58

Inflation-Protected Bond: Net Asset Value, offering price and redemption price per share ($2,484,764,697 ÷ 195,864,083 shares)	$ 12.69

Institutional Class: Net Asset Value, offering price and redemption price per share ($100,520,762 ÷ 7,943,601 shares)	$ 12.65

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Six months ended September 30, 2011 (Unaudited)

Investment Income
Interest		$ 17,933,142
Inflation principal income		62,482,505
		80,415,647

Expenses
Management fee	$ 4,488,586
Transfer agent fees	1,626,720
Distribution and service plan fees	1,282,770
Fund wide operations fee	488,607
Independent trustees' compensation	4,784
Miscellaneous	1,810
Total expenses before reductions	7,893,277
Expense reductions	(24,541)	7,868,736
Net investment income (loss)		72,546,911
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	5,371,749
Swap agreements	6,000
Total net realized gain (loss)		5,377,749
Change in net unrealized appreciation (depreciation) on: Investment securities	133,375,704
Swap agreements	8,557
Total change in net unrealized appreciation (depreciation)		133,384,261
Net gain (loss)		138,762,010
Net increase (decrease) in net assets resulting from operations		$ 211,308,921

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended September 30, 2011 (Unaudited)	Eleven months ended March 31, 2011	Year ended April 30, 2010
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 72,546,911	$ 61,620,013	$ 72,676,874
Net realized gain (loss)	5,377,749	36,788,829	(355,321)
Change in net unrealized appreciation (depreciation)	133,384,261	28,051,958	162,966,767
Net increase (decrease) in net assets resulting from operations	211,308,921	126,460,800	235,288,320
Distributions to shareholders from net investment income	(9,484,143)	(24,508,075)	(26,931,712)
Distributions to shareholders from net realized gain	(12,755,850)	(22,150,496)	(50,990,497)
Total distributions	(22,239,993)	(46,658,571)	(77,922,209)
Share transactions - net increase (decrease)	302,260,769	(182,199,653)	349,727,112
Total increase (decrease) in net assets	491,329,697	(102,397,424)	507,093,223

Net Assets
Beginning of period	2,605,358,421	2,707,755,845	2,200,662,622
End of period (including undistributed net investment income of $64,867,108 and undistributed net investment income of $1,804,340 and undistributed net investment income of $1,967,863, respectively)	$ 3,096,688,118	$ 2,605,358,421	$ 2,707,755,845

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended September 30, 2011	Years ended March 31,
	(Unaudited)	2011 H	2010 J	2009 J	2008 J	2007 J	2006 J
Selected Per-Share Data
Net asset value, beginning of period	$ 11.79	$ 11.44	$ 10.70	$ 11.22	$ 10.92	$ 10.65	$ 11.48
Income from Investment Operations
Net investment income (loss) E	.301	.245	.301	.171	.538	.434	.500
Net realized and unrealized gain (loss)	.624	.286	.757	(.456)	.306	.137	(.676)
Total from investment operations	.925	.531	1.058	(.285)	.844	.571	(.176)
Distributions from net investment income	(.028)	(.084)	(.098)	(.077)	(.194)	(.209)	(.154)
Distributions from net realized gain	(.057)	(.097)	(.220)	(.158)	(.350)	(.092)	(.453)
Tax return of capital	-	-	-	-	-	-	(.047)
Total distributions	(.085)	(.181)	(.318)	(.235)	(.544)	(.301)	(.654)
Net asset value, end of period	$ 12.63	$ 11.79	$ 11.44	$ 10.70	$ 11.22	$ 10.92	$ 10.65
Total Return B, C, D	7.88%	4.68%	9.96%	(2.57)%	7.96%	5.43%	(1.62)%
Ratios to Average Net AssetsF, I
Expenses before reductions	.76% A	.77% A	.77%	.78%	.80%	.71%	.70%
Expenses net of fee waivers, if any	.76% A	.75% A	.75%	.75%	.75%	.66%	.65%
Expenses net of all reductions	.76% A	.75% A	.75%	.75%	.75%	.65%	.65%
Net investment income (loss)	4.89% A	2.29% A	2.71%	1.59%	4.87%	4.02%	4.50%
Supplemental Data
Net assets, end of period (000 omitted)	$ 243,516	$ 210,012	$ 201,741	$ 158,700	$ 142,814	$ 68,710	$ 86,364
Portfolio turnover rate G	23% A	22% A	16%	43%	35%	34%	71%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H For the eleven month period ended March 31. The Fund changed its fiscal year from April 30 to March 31, effective March 31, 2011. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J For the period ended April 30.

Semiannual Report

See accompanying notes which are an integral part of the financial statements.

Financial Highlights - Class T

	Six months ended September 30, 2011	Years ended March 31,
	(Unaudited)	2011 H	2010 J	2009 J	2008 J	2007 J	2006 J
Selected Per-Share Data
Net asset value, beginning of period	$ 11.81	$ 11.46	$ 10.72	$ 11.24	$ 10.93	$ 10.66	$ 11.49
Income from Investment Operations
Net investment income (loss) E	.300	.245	.301	.172	.538	.424	.489
Net realized and unrealized gain (loss)	.624	.286	.757	(.457)	.316	.137	(.676)
Total from investment operations	.924	.531	1.058	(.285)	.854	.561	(.187)
Distributions from net investment income	(.027)	(.084)	(.098)	(.077)	(.194)	(.199)	(.143)
Distributions from net realized gain	(.057)	(.097)	(.220)	(.158)	(.350)	(.092)	(.453)
Tax return of capital	-	-	-	-	-	-	(.047)
Total distributions	(.084)	(.181)	(.318)	(.235)	(.544)	(.291)	(.643)
Net asset value, end of period	$ 12.65	$ 11.81	$ 11.46	$ 10.72	$ 11.24	$ 10.93	$ 10.66
Total Return B, C, D	7.85%	4.67%	9.94%	(2.56)%	8.05%	5.32%	(1.71)%
Ratios to Average Net AssetsF, I
Expenses before reductions	.79% A	.79% A	.79%	.80%	.79%	.78%	.78%
Expenses net of fee waivers, if any	.78% A	.75% A	.75%	.75%	.75%	.75%	.75%
Expenses net of all reductions	.78% A	.75% A	.75%	.75%	.75%	.75%	.75%
Net investment income (loss)	4.87% A	2.29% A	2.71%	1.59%	4.86%	3.92%	4.40%
Supplemental Data
Net assets, end of period (000 omitted)	$ 66,820	$ 60,157	$ 65,747	$ 61,847	$ 77,332	$ 65,833	$ 86,613
Portfolio turnover rate G	23% A	22% A	16%	43%	35%	34%	71%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H For the eleven month period ended March 31. The Fund changed its fiscal year from April 30 to March 31, effective March 31, 2011. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J For the period ended April 30.

Semiannual Report

See accompanying notes which are an integral part of the financial statements.

Financial Highlights - Class B

	Six months ended September 30, 2011	Years ended March 31,
	(Unaudited)	2011 H	2010 J	2009 J	2008 J	2007 J	2006 J
Selected Per-Share Data
Net asset value, beginning of period	$ 11.77	$ 11.42	$ 10.69	$ 11.23	$ 10.92	$ 10.65	$ 11.48
Income from Investment Operations
Net investment income (loss) E	.258	.175	.228	.101	.466	.354	.418
Net realized and unrealized gain (loss)	.629	.288	.748	(.453)	.316	.137	(.678)
Total from investment operations	.887	.463	.976	(.352)	.782	.491	(.260)
Distributions from net investment income	-	(.016)	(.026)	(.030)	(.122)	(.129)	(.070)
Distributions from net realized gain	(.057)	(.097)	(.220)	(.158)	(.350)	(.092)	(.453)
Tax return of capital	-	-	-	-	-	-	(.047)
Total distributions	(.057)	(.113)	(.246)	(.188)	(.472)	(.221)	(.570)
Net asset value, end of period	$ 12.60	$ 11.77	$ 11.42	$ 10.69	$ 11.23	$ 10.92	$ 10.65
Total Return B, C, D	7.56%	4.07%	9.17%	(3.17) %	7.36%	4.65%	(2.36) %
Ratios to Average Net AssetsF, I
Expenses before reductions	1.47% A	1.48% A	1.48%	1.49%	1.50%	1.49%	1.49%
Expenses net of fee waivers, if any	1.44% A	1.40% A	1.40%	1.40%	1.40%	1.40%	1.40%
Expenses net of all reductions	1.44% A	1.40% A	1.40%	1.40%	1.40%	1.40%	1.40%
Net investment income (loss)	4.20% A	1.64% A	2.06%	.94%	4.21%	3.27%	3.75%
Supplemental Data
Net assets, end of period (000 omitted)	$ 32,346	$ 33,626	$ 41,138	$ 42,748	$ 44,776	$ 35,826	$ 48,972
Portfolio turnover rate G	23% A	22% A	16%	43%	35%	34%	71%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H For the eleven month period ended March 31. The Fund changed its fiscal year from April 30 to March 31, effective March 31, 2011. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J For the period ended April 30.

Semiannual Report

See accompanying notes which are an integral part of the financial statements.

Financial Highlights - Class C

	Six months ended September 30, 2011	Years ended March 31,
	(Unaudited)	2011 H	2010 J	2009 J	2008 J	2007 J	2006 J
Selected Per-Share Data
Net asset value, beginning of period	$ 11.75	$ 11.41	$ 10.67	$ 11.22	$ 10.91	$ 10.64	$ 11.47
Income from Investment Operations
Net investment income (loss) E	.254	.164	.217	.090	.455	.343	.406
Net realized and unrealized gain (loss)	.633	.279	.758	(.459)	.316	.137	(.677)
Total from investment operations	.887	.443	.975	(.369)	.771	.480	(.271)
Distributions from net investment income	-	(.006)	(.015)	(.023)	(.111)	(.118)	(.059)
Distributions from net realized gain	(.057)	(.097)	(.220)	(.158)	(.350)	(.092)	(.453)
Tax return of capital	-	-	-	-	-	-	(.047)
Total distributions	(.057)	(.103)	(.235)	(.181)	(.461)	(.210)	(.559)
Net asset value, end of period	$ 12.58	$ 11.75	$ 11.41	$ 10.67	$ 11.22	$ 10.91	$ 10.64
Total Return B, C, D	7.57%	3.90%	9.17%	(3.33)%	7.26%	4.55%	(2.46)%
Ratios to Average Net AssetsF, I
Expenses before reductions	1.51% A	1.51% A	1.52%	1.54%	1.55%	1.54%	1.55%
Expenses net of fee waivers, if any	1.51% A	1.50% A	1.50%	1.50%	1.50%	1.50%	1.50%
Expenses net of all reductions	1.51% A	1.50% A	1.50%	1.50%	1.50%	1.50%	1.50%
Net investment income (loss)	4.14% A	1.54% A	1.96%	.84%	4.11%	3.17%	3.65%
Supplemental Data
Net assets, end of period (000 omitted)	$ 168,720	$ 132,926	$ 126,302	$ 99,083	$ 90,060	$ 51,205	$ 74,329
Portfolio turnover rate G	23% A	22% A	16%	43%	35%	34%	71%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H For the eleven month period ended March 31. The Fund changed its fiscal year from April 30 to March 31, effective March 31, 2011. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J For the period ended April 30.

Semiannual Report

See accompanying notes which are an integral part of the financial statements.

Financial Highlights - Inflation-Protected Bond

	Six months ended September 30, 2011	Years ended March 31,
	(Unaudited)	2011 G	2010 I	2009 I	2008 I	2007 I	2006 I
Selected Per-Share Data
Net asset value, beginning of period	$ 11.84	$ 11.49	$ 10.75	$ 11.26	$ 10.94	$ 10.67	$ 11.50
Income from Investment Operations
Net investment income (loss) D	.321	.278	.336	.205	.573	.457	.525
Net realized and unrealized gain (loss)	.633	.286	.755	(.457)	.324	.136	(.679)
Total from investment operations	.954	.564	1.091	(.252)	.897	.593	(.154)
Distributions from net investment income	(.047)	(.117)	(.131)	(.100)	(.227)	(.231)	(.176)
Distributions from net realized gain	(.057)	(.097)	(.220)	(.158)	(.350)	(.092)	(.453)
Tax return of capital	-	-	-	-	-	-	(.047)
Total distributions	(.104)	(.214)	(.351)	(.258)	(.577)	(.323)	(.676)
Net asset value, end of period	$ 12.69	$ 11.84	$ 11.49	$ 10.75	$ 11.26	$ 10.94	$ 10.67
Total Return B, C	8.09%	4.94%	10.24%	(2.27)%	8.46%	5.63%	(1.42)%
Ratios to Average Net AssetsE, H
Expenses before reductions	.45% A	.45% A	.45%	.45%	.45%	.45%	.47%
Expenses net of fee waivers, if any	.45% A	.45% A	.45%	.45%	.45%	.45%	.45%
Expenses net of all reductions	.45% A	.45% A	.45%	.45%	.45%	.45%	.45%
Net investment income (loss)	5.20% A	2.59% A	3.01%	1.89%	5.17%	4.22%	4.70%
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,484,765	$ 2,106,168	$ 2,204,162	$ 1,767,415	$ 2,008,504	$ 1,307,686	$ 1,400,656
Portfolio turnover rate F	23% A	22% A	16%	43%	35%	34%	71%

A Annualized BTotal returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G For the eleven month period ended March 31. The Fund changed its fiscal year from April 30 to March 31, effective March 31, 2011. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I For the period ended April 30.

Semiannual Report

See accompanying notes which are an integral part of the financial statements.

Financial Highlights - Institutional Class

	Six months ended September 30, 2011	Years ended March 31,
	(Unaudited)	2011 G	2010 I	2009 I	2008 I	2007 I	2006 I
Selected Per-Share Data
Net asset value, beginning of period	$ 11.81	$ 11.46	$ 10.72	$ 11.23	$ 10.92	$ 10.65	$ 11.48
Income from Investment Operations
Net investment income (loss) D	.316	.272	.329	.197	.565	.452	.517
Net realized and unrealized gain (loss)	.623	.286	.757	(.452)	.318	.137	(.676)
Total from investment operations	.939	.558	1.086	(.255)	.883	.589	(.159)
Distributions from net investment income	(.042)	(.111)	(.126)	(.097)	(.223)	(.227)	(.171)
Distributions from net realized gain	(.057)	(.097)	(.220)	(.158)	(.350)	(.092)	(.453)
Tax return of capital	-	-	-	-	-	-	(.047)
Total distributions	(.099)	(.208)	(.346)	(.255)	(.573)	(.319)	(.671)
Net asset value, end of period	$ 12.65	$ 11.81	$ 11.46	$ 10.72	$ 11.23	$ 10.92	$ 10.65
Total Return B, C	7.98%	4.91%	10.21%	(2.30)%	8.34%	5.60%	(1.47)%
Ratios to Average Net AssetsE,H
Expenses before reductions	.55% A	.55% A	.53%	.50%	.49%	.49%	.50%
Expenses net of fee waivers, if any	.53% A	.50% A	.50%	.50%	.49%	.49%	.50%
Expenses net of all reductions	.53% A	.50% A	.50%	.50%	.49%	.49%	.50%
Net investment income (loss)	5.12% A	2.54% A	2.96%	1.84%	5.13%	4.18%	4.65%
Supplemental Data
Net assets, end of period (000 omitted)	$ 100,521	$ 62,469	$ 68,665	$ 70,870	$ 102,297	$ 110,863	$ 84,666
Portfolio turnover rate F	23% A	22% A	16%	43%	35%	34%	71%

A Annualized BTotal returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G For the eleven month period ended March 31. The Fund changed its fiscal year from April 30 to March 31, effective March 31, 2011. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I For the period ended April 30.

Semiannual Report

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements

For the period ended October 31, 2011 (Unaudited)

1. Organization.

Fidelity® Inflation-Protected Bond Fund (the Fund) is a fund of Fidelity Fixed-Income Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, Inflation-Protected Bond and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Effective after the close of business on September 1, 2010, Class B shares were closed to new accounts and additional purchases, except for exchanges and reinvestments by existing shareholders. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class.

In September 2011 the Board of Trustees approved a change in the name of Fidelity Fixed-Income Trust to Fidelity Salem Street Trust effective October 14, 2011.

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

Semiannual Report

2. Significant Accounting Policies - continued

Security Valuation - continued

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of September 30, 2011 for the Fund's investments, as well as a roll forward of Level 3 securities, is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For U.S. government and government agency obligations, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy. For asset backed securities and collateralized mortgage obligations, pricing services utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and, accordingly, such securities are generally categorized as Level 2 in the hierarchy. Swaps are marked-to-market daily based on valuations from independent pricing services or dealer-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Pricing services utilize matrix pricing which considers comparisons to interest rate curves, credit spread curves, default possibilities and recovery rates and, as a result, swaps are generally categorized as Level 2 in the hierarchy. When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Short-term securities with remaining maturities of sixty days or less may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

2. Significant Accounting Policies - continued

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. For Treasury Inflation-Protected Securities (TIPS) principal amount is adjusted daily to keep pace with inflation. Interest is accrued based on the adjusted principal amount. The adjustments to principal due to inflation are reflected as increases or decreases to Inflation principal income in the accompanying Statement of Operations. Such adjustments may have a significant impact on the Fund's distributions.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company, including distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. A fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Inflation income is distributed as a short-term capital gain. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to swap agreements, market discount, capital loss carryforwards, certain losses related to deflation adjustments on U.S. Treasury inflation-indexed securities and losses deferred due to wash sales and excise tax regulations.

Semiannual Report

2. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 296,078,859
Gross unrealized depreciation	(4,182,063)
Net unrealized appreciation (depreciation) on securities and other investments	$ 291,896,796
Tax cost	$ 2,796,880,701

Under the recently enacted Regulated Investment Company Modernization Act of 2010 (the Act), the Fund will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to any losses incurred in pre-enactment taxable years, which generally expire after eight years from when they are incurred. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law. The Fund's first fiscal year end subject to the Act will be March 31, 2012.

New Accounting Pronouncement. In May 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-04, Fair Value Measurement (Topic 820) - Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs. The update changes the wording used to describe the requirements in GAAP for measuring fair value and for disclosing information about fair value measurements. The update is effective during interim and annual periods beginning after December 15, 2011. Management is currently evaluating the impact of the update's adoption on the Fund's financial statement disclosures.

3. Operating Policies.

Repurchase Agreements. Fidelity Management & Research Company (FMR) has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund used derivative instruments (derivatives), including swap agreements, in order to meet its investment objectives. The strategy is to use derivatives to increase returns, to gain exposure to certain types of assets and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Credit Risk	Credit risk relates to the ability of the issuer to a financial instrument to make further principal or interest payments on an obligation or commitment that it has entered into with the Fund.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to sell the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain over-the-counter derivatives, the Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association (ISDA) Master Agreement on a bilateral basis with each of its counterparties. The ISDA Master Agreement gives the Fund the right to terminate all transactions traded under such agreement if there is a certain deterioration in the credit quality of the counterparty. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk, the Fund receives collateral in the form of cash or securities, if required, which is held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the swap counterparty and the Fund's custodian bank. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. The Fund may be required to pledge collateral for the benefit of the counterparties in an amount equal to the counterparties unrealized appreciation on outstanding swaps contracts, and any such pledged collateral is identified on the Schedule of Investments. Derivatives involve, to varying degrees, risk of loss in excess of the amounts recognized in the Statement of Assets and Liabilities.

Semiannual Report

4. Derivative Instruments - continued

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance of the Fund, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period.

Risk Exposure / Derivative Type	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)
Credit Risk
Swap Agreements (a)	$ 6,000	$ 8,557
Totals	$ 6,000	$ 8,557

(a) A summary of the value of derivatives by risk exposure as of period end is included at the end of the Schedule of Investments and is representative of activity for the period.

Swap Agreements. A swap agreement (swap) is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount.

Details of swaps open at period end are included in the Schedule of Investments under the caption "Swap Agreements." Swaps are marked-to-market daily and changes in value are recorded as unrealized appreciation or (depreciation) and reflected in the Statement of Assets and Liabilities. Any upfront premiums paid or received upon entering a swap to compensate for differences between stated terms of the agreement and prevailing market conditions (e.g. credit spreads, interest rates or other factors) are recorded as realized gain or (loss) ratably over the term of the swap. Payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Realized gain or (loss) is also recorded in the event of an early termination of a swap. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on swaps during the period is included in the Statement of Operations.

Risks of loss include credit risk. In addition, there is the risk of failure by the counterparty to perform under the terms of the agreement and lack of liquidity in the market.

Credit Default Swaps. Credit default swaps enable the Fund to buy or sell protection on a debt security or a basket of securities against a defined credit event. Under the terms of a credit default swap the buyer of protection (buyer) receives credit protection in exchange for making periodic payments to the seller of protection (seller) based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller acts as a guarantor of the creditworthiness of a reference obligation. The Fund enters into credit default swaps as a seller to gain credit exposure to an issuer and/or as a buyer to provide a measure of protection against defaults of an issuer. The issuer may be either a single issuer or a "basket" of issuers. Periodic payments are made over the life of the contract provided that no credit event occurs.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Derivative Instruments - continued

Credit Default Swaps - continued

For credit default swaps on most corporate and sovereign issuers, credit events include bankruptcy, failure to pay, obligation acceleration or repudiation/moratorium. For credit default swaps on corporate or sovereign issuers, the obligation that may be put to the seller is not limited to the specific reference obligation described in the Schedule of Investments. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. For credit default swaps on asset-backed securities, the reference obligation described represents the security that may be put to the seller.

As a seller, if an underlying credit event occurs, the Fund will either pay the buyer an amount equal to the notional amount of the swap and take delivery of the reference obligation or underlying securities comprising an index or pay a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index.

As a buyer, if an underlying credit event occurs, the Fund will either receive from the seller an amount equal to the notional amount of the swap and deliver the reference obligation or underlying securities comprising an index or receive a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index.

Typically, the value of each credit default swap and credit rating disclosed for each reference obligation in the Schedule of Investments, where the Fund is the seller, can be used as measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. In addition to these measures, FMR monitors a variety of factors including cash flow assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/performance risk.

The notional amount of credit default swaps is included in the Schedule of Investments and approximates the maximum potential amount of future payments that the Fund could be required to make if the Fund is the seller and a credit event were to occur. The total notional amount of all credit default swaps open at period end where the Fund is the seller amounted to $362,200 representing 0.01% of net assets.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and U.S. government securities, aggregated $0 and $2,708,240, respectively.

Semiannual Report

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of 20% of the Fund's average net assets and a group fee rate that averaged .12% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .32% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 283,055	$ 5,438
Class T	-%	.25%	77,414	385
Class B	.65%	.25%	148,926	107,559
Class C	.75%	.25%	773,375	134,759
			$ 1,282,770	$ 248,141

Sales Load. FDC may receive a front-end sales charge of up to 4.00% for selling Class A shares and Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, .75% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 21,144
Class T	4,055
Class B*	27,834
Class C*	11,294
$ 64,327

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

6. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of each respective class of the Fund, with the exception of Inflation-Protected Bond. FIIOC receives an asset-based fee of .10% of Inflation-Protected Bond's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 182,790.16
Class T	60,361.19
Class B	36,377.22
Class C	126,018.16
Inflation-Protected Bond	1,148,303.10
Institutional Class	72,871.20
	$ 1,626,720

* Annualized

Fund Wide Operations Fee. Pursuant to the Fund Wide Operations and Expense Agreement (FWOE), FMR has agreed to provide for fund level expenses (which do not include transfer agent, Rule 12b-1 fees, compensation of the independent Trustees, interest (including commitment fees), taxes or extraordinary expenses, if any) in return for a FWOE fee equal to .35% less the total amount of the management fee. The FWOE paid by the Fund is reduced by an amount equal to the fees and expenses paid to the independent Trustees. For the period, the FWOE fee was equivalent to an annualized rate of .03% of average net assets.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.0 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $1,810 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

Semiannual Report

8. Expense Reductions.

FMR voluntarily agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement from adviser

Class A	.75%	$ 6,226
Class T	.75%	4,562
Class B	1.40%	4,134
Class C	1.50%	3,145
Institutional Class	.50%	6,391
		$ 24,458

Effective June 1, 2011 the expense limitations were discontinued.

In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's expenses by $83.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended September 30, 2011	Eleven months ended March 31, 2011	Year ended April 30, 2010
From net investment income
Class A	$ 507,023	$ 1,522,757	$ 1,591,601
Class T	134,476	460,500	565,970
Class B	-	52,792	98,966
Class C	-	71,025	146,651
Inflation-Protected Bond	8,603,346	21,778,716	23,707,425
Institutional Class	239,298	622,285	821,099
Total	$ 9,484,143	$24,508,075	$ 26,931,712
From net realized gain
Class A	$ 995,758	$ 1,761,992	$ 3,695,699
Class T	290,281	517,947	1,263,915
Class B	157,120	318,072	844,656
Class C	710,497	1,123,479	2,315,534
Inflation-Protected Bond	10,296,652	17,912,249	41,458,249
Institutional Class	305,542	516,757	1,412,444
Total	$ 12,755,850	$ 22,150,496	$ 50,990,497

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

10. Share Transactions.

Transactions for each class of shares were as follows:

Shares
	Six months ended September 30, 2011	Eleven months ended March 31, 2011	Year ended April 30, 2010
Class A
Shares sold	5,109,744	6,640,914	9,312,515
Reinvestment of distributions	111,162	252,494	417,840
Shares redeemed	(3,756,240)	(6,716,942)	(6,921,867)
Net increase (decrease)	1,464,666	176,466	2,808,488
Class T
Shares sold	1,119,488	1,177,187	2,219,214
Reinvestment of distributions	32,150	76,859	152,711
Shares redeemed	(964,833)	(1,898,504)	(2,403,012)
Net increase (decrease)	186,805	(644,458)	(31,087)
Class B
Shares sold	146,323	367,840	1,255,797
Reinvestment of distributions	11,151	26,768	70,396
Shares redeemed	(446,368)	(1,139,712)	(1,724,363)
Net increase (decrease)	(288,894)	(745,104)	(398,170)
Class C
Shares sold	4,017,265	3,337,216	4,724,560
Reinvestment of distributions	48,553	84,485	177,632
Shares redeemed	(1,957,674)	(3,185,556)	(3,112,361)
Net increase (decrease)	2,108,144	236,145	1,789,831
Inflation-Protected Bond
Shares sold	47,074,612	45,787,804	87,660,075
Reinvestment of distributions	1,450,598	3,189,838	5,417,085
Shares redeemed	(30,550,126)	(62,981,387)	(65,658,429)
Net increase (decrease)	17,975,084	(14,003,745)	27,418,731
Institutional Class
Shares sold	3,359,309	1,554,604	2,228,760
Reinvestment of distributions	38,715	83,976	168,329
Shares redeemed	(743,738)	(2,341,899)	(3,015,208)
Net increase (decrease)	2,654,286	(703,319)	(618,119)

Semiannual Report

10. Share Transactions - continued

Dollars
	Six months ended September 30, 2011	Eleven months ended March 31, 2011	Year ended April 30, 2010
Class A
Shares sold	$ 63,062,863	$ 77,652,400	$ 104,121,934
Reinvestment of distributions	1,345,031	2,933,335	4,699,892
Shares redeemed	(46,300,098)	(78,541,272)	(77,109,220)
Net increase (decrease)	$ 18,107,796	$ 2,044,463	$ 31,712,606
Class T
Shares sold	$ 13,964,054	$ 13,713,873	$ 24,649,046
Reinvestment of distributions	389,255	894,232	1,719,846
Shares redeemed	(11,883,608)	(22,121,464)	(26,708,425)
Net increase (decrease)	$ 2,469,701	$ (7,513,359)	$ (339,533)
Class B
Shares sold	$ 1,812,105	$ 4,257,680	$ 13,993,919
Reinvestment of distributions	133,696	309,137	791,917
Shares redeemed	(5,476,498)	(13,256,429)	(19,171,607)
Net increase (decrease)	$ (3,530,697)	$ (8,689,612)	$ (4,385,771)
Class C
Shares sold	$ 49,241,732	$ 38,766,973	$ 52,549,464
Reinvestment of distributions	581,182	973,965	1,995,592
Shares redeemed	(23,918,921)	(36,990,344)	(34,463,918)
Net increase (decrease)	$ 25,903,993	$ 2,750,594	$ 20,081,138
Inflation-Protected Bond
Shares sold	$ 586,960,663	$ 536,614,422	$ 981,264,982
Reinvestment of distributions	17,693,511	37,250,733	61,160,057
Shares redeemed	(379,182,013)	(736,345,235)	(732,714,322)
Net increase (decrease)	$ 225,472,161	$ (162,480,080)	$ 309,710,717
Institutional Class
Shares sold	$ 42,494,039	$ 18,150,189	$ 24,820,267
Reinvestment of distributions	470,912	977,889	1,895,479
Shares redeemed	(9,127,136)	(27,439,737)	(33,767,791)
Net increase (decrease)	$ 33,837,815	$ (8,311,659)	$ (7,052,045)

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Inflation-Protected Bond Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and considers at each of its meetings factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established three standing committees, Operations, Audit, and Nominating and Governance, each composed of Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and, among other matters, considers matters specifically related to the annual consideration of the renewal of the fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to the Fidelity funds.

At its September 2011 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with the fund; (iv) the extent to which economies of scale would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts is in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts is fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, is aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, managed by Fidelity.

Semiannual Report

Nature, Extent, and Quality of Services Provided. The Board considered the staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the backgrounds of the fund's investment personnel and the fund's investment objective and discipline. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of the Investment Advisers' investment staff, including its size, education, experience, and resources, as well as the Investment Advisers' approach to recruiting, managing, and compensating investment personnel. The Board also noted that FMR has devoted increased resources to non-U.S. offices. The Board noted that Fidelity's analysts have extensive resources, tools and capabilities which allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and enhancers. The Board also believes that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools which permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered the Investment Advisers' trading capabilities and resources which are an integral part of the investment management process.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the investment adviser's supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers, with 35 new branches opening since 2010.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including (i) continuing to dedicate additional resources to investment research and support of the senior management team that oversees asset management; (ii) rationalizing product lines through the mergers of six funds into other funds; (iii) continuing to migrate the Freedom Funds to dedicated lower cost underlying funds; (iv) obtaining shareholder approval to broaden the investment strategies for Fidelity Consumer Finance Portfolio, Fidelity Emerging Asia Fund, and Fidelity Environment and Alternative Energy Portfolio; (v) contractually agreeing to reduce the management fees and impose other expense limitations on Spartan 500 Index Fund and U.S. Bond Index Fund in connection with launching new institutional classes of these funds; (vi) changing the name, primary and supplemental benchmarks, and investment policies of Fidelity Global Strategies Fund to support the fund's flexible investment mandate and global orientation; and (vii) reducing the transfer agency account fee rates on certain accounts.

Investment Performance. The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed the fund's absolute investment performance for each class, as well as the fund's relative investment performance for each class measured over multiple periods against (i) a broad-based securities market index, and (ii) a peer group of mutual funds deemed appropriate by Fidelity and reviewed by the Board. The following charts considered by the Board show, over the one-, three-, and five-year periods ended December 31, 2010, the cumulative total returns of the retail class and Class C of the fund, the cumulative total returns of a broad-based securities market index ("benchmark"), and a range of cumulative total returns of a peer group of mutual funds identified by Lipper Inc. as having an investment objective similar to that of the fund. The returns of the retail class and Class C show the performance of the highest and lowest performing classes, respectively (based on five-year performance). The box within each chart shows the 25th percentile return (bottom of box) and the 75th percentile return (top of box) of the peer group. Returns shown above the box are in the first quartile and returns shown below the box are in the fourth quartile. The percentage beaten numbers noted below each chart correspond to the percentile box and represent the percentage of funds in the peer group whose performance was equal to or lower than that of the class indicated.

Semiannual Report

Fidelity Inflation-Protected Bond Fund

The Board reviewed the fund's relative investment performance against its peer group and noted that the performance of the retail class of the fund was in the second quartile for the one-year period and the third quartile for the three- and five-year periods. The Board also noted that the investment performance of the fund was lower than its benchmark for all the periods shown. The Board considered that the variations in performance among the fund's classes reflect the variations in class expenses, which result in lower performance for higher expense classes. The Board discussed with FMR actions to improve the fund's below-benchmark performance and how investment personnel evaluate potential for incremental return against the risks involved in obtaining that incremental return. The Board considered the steps that FMR has taken to strengthen and refine its risk management processes in light of recent credit events that have affected various sectors of the fixed-income markets. The Board also reviewed the fund's performance since inception as well as performance in the current year.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should benefit the fund's shareholders.

Competitiveness of Management Fee and Total Expense Ratio. The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Management Fee. The Board considered two proprietary management fee comparisons for the 12-month periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group" and, for the reasons explained above, is broader than the Lipper peer group used by the Board for performance comparisons. The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors in terms of gross management fees before expense reimbursements or caps. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a TMG % of 12% means that 88% of the funds in the Total Mapped Group had higher management fees than the fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee ranked, is also included in the chart and considered by the Board.

Fidelity Inflation-Protected Bond Fund

The Board noted that the fund's management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2010.

Semiannual Report

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio. In its review of each class's total expense ratio, the Board considered the fund's management fee as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered the current and historical total expense ratios of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board also considered that the current contractual arrangements for the fund (i) have the effect of setting the total "fund-level" expenses (including, among certain other expenses, the management fee) for each class at 35 basis points, (ii) limit the "class-level" transfer agent fee for the retail class to 10 basis points, and (iii) limit the total expenses for the retail class to 45 basis points. The fees and expenses payable under these contractual arrangements may not be increased without the approval of the Board and the shareholders of the applicable class. The fund's Advisor classes are subject to different "class-level" expenses (transfer agent fees and 12b-1 fees).

The Board noted that the total expense ratio of each class ranked below its competitive median for 2010.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total fund assets under FMR's management increase, and for higher group fee rates as total fund assets under FMR's management decrease. FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board noted, however, that because the current contractual arrangements set the total "fund-level" expenses for each class at 35 basis points, increases or decreases in the management fee due to changes in the group fee rate will not impact the total expense ratio.

Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of FMR and its affiliates, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients. In March 2010, the Board created an ad hoc joint committee with the board of other Fidelity funds (the Committee) to review and compare Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered, including the findings of the Committee.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and its shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity's profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive in the circumstances.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions. The Board also noted that in 2009, it and the board of other Fidelity funds created an ad hoc committee (the Economies of Scale Committee) to analyze whether FMR attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

Semiannual Report

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that any potential economies of scale are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board.In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability, the rationale for the compensation structure, and the extent to which current market conditions have affected retention and recruitment; (iv) the compensation paid to fund sub-advisers on behalf of the Fidelity funds; (v) Fidelity's fee structures and rationale for recommending different fees among different categories of funds and classes, as well as Fidelity's voluntary waiver of its fees to maintain minimum yields for certain money market funds and classes; (vi) the reasons why certain expenses affect various funds and classes differently; (vii) Fidelity's transfer agent fees, expenses, and services and how the benefits of decreased costs and new efficiencies can be shared across all of the Fidelity funds; (viii) the reasons for and consequences of changes to certain product lines compared to competitors; (ix) the allocation of and historical trends in Fidelity's realization of fall-out benefits; and (x) explanations regarding the relative total expense ratios of certain funds and classes, total expense competitive trends, and actions that might be taken by FMR to reduce total expense ratios for certain funds and classes or to achieve further economies of scale.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

Fidelity Investments Money
Management, Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.

New York, NY

AIFBI-USAN-1111
1.784856.108

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor®

Inflation-Protected Bond

Fund - Class A, Class T, Class B
and Class C

Semiannual Report

September 30, 2011

Class A, Class T, Class B, and Class C are classes of Fidelity ® Inflation-Protected Bond Fund

Contents

Chairman's Message	(Click Here)	The Chairman's message to shareholders.
Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Board Approval of Investment Advisory Contracts and Management Fees	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(Chairman's photo appears here)

Dear Shareholder:

Global equity markets finished the third quarter in a significant downturn that intensified in late July and early August, as Congress struggled to raise the debt ceiling and Standard & Poor's announced it was lowering its long-term sovereign credit rating of the United States. The historic downgrade, along with continued evidence of a slowing global economy, heightened investor anxiety and set off a wave of volatility that hampered most major asset classes through the end of September. Financial markets are always unpredictable, of course, but there are several time-tested investment principles that can help put the odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

(Chairman's signature appears here)

Abigail P. Johnson

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (April 1, 2011 to September 30, 2011).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

	Annualized Expense Ratio	Beginning Account Value April 1, 2011	Ending Account Value September 30, 2011	Expenses Paid During Period* April 1, 2011 to September 30, 2011
Class A	.76%
Actual		$ 1,000.00	$ 1,078.80	$ 3.95
HypotheticalA		$ 1,000.00	$ 1,021.20	$ 3.84
Class T	.78%
Actual		$ 1,000.00	$ 1,078.50	$ 4.05
HypotheticalA		$ 1,000.00	$ 1,021.10	$ 3.94
Class B	1.44%
Actual		$ 1,000.00	$ 1,075.60	$ 7.47
HypotheticalA		$ 1,000.00	$ 1,017.80	$ 7.26
Class C	1.51%
Actual		$ 1,000.00	$ 1,075.70	$ 7.84
HypotheticalA		$ 1,000.00	$ 1,017.45	$ 7.62
Inflation- Protected Bond	.45%
Actual		$ 1,000.00	$ 1,080.90	$ 2.34
HypotheticalA		$ 1,000.00	$ 1,022.75	$ 2.28
Institutional Class	.53%
Actual		$ 1,000.00	$ 1,079.80	$ 2.76
HypotheticalA		$ 1,000.00	$ 1,022.35	$ 2.68

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Coupon Distribution as of September 30, 2011
	% of fund's investments	% of fund's investments 6 months ago
Less than 1%	11.5	3.9
1 - 1.99%	36.3	35.1
2 - 2.99%	41.8	41.5
3 - 3.99%	10.2	19.1
4% and over	0.0	0.1
Coupon distribution shows the range of stated interest rates on the fund's investments, excluding short-term investments.

The coupon rates on inflation-protected securities tend to be lower than their nominal bond counterparts since inflation-protected securities get adjusted for actual inflation, while nominal bond coupon rates include a component for expected inflation. Please refer to the fund's prospectus for more information.

Weighted Average Maturity as of September 30, 2011
6 months ago
Years	9.4	9.1

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and markets changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Duration as of September 30, 2011
6 months ago
Years	6.5	6.3

Duration estimates how much a bond fund's price will change with a change in comparable interest rates. If rates rise 1%, for example, a fund with a 5-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example. Duration takes into account any call or put option embedded in the bonds.

Asset Allocation (% of fund's net assets)
As of September 30, 2011*		As of March 31, 2011**
	U.S. Government and U.S. Government Agency Obligations 99.5%		U.S. Government and U.S. Government Agency Obligations 99.0%
	Asset-Backed Securities 0.0%		Asset-Backed Securities 0.0%
	CMOs and Other Mortgage Related Securities 0.0%		CMOs and Other Mortgage Related Securities 0.1%
	Short-Term Investments and Net Other Assets 0.5%		Short-Term Investments and Net Other Assets 0.9%
* Futures and Swaps	0.0%	** Futures and Swaps	0.0%
* Inflation-Protected Securities	99.5%	** Inflation-Protected Securities	99.0%

Semiannual Report

Investments September 30, 2011 (Unaudited)

Showing Percentage of Net Assets

U.S. Treasury Inflation Protected Obligations - 99.5%
	Principal Amount	Value
U.S. Treasury Inflation-Indexed Bonds:
1.75% 1/15/28	$ 85,322,791	$ 98,643,403
2% 1/15/26	71,140,000	84,398,234
2.125% 2/15/40	58,501,523	74,547,289
2.125% 2/15/41	60,432,300	77,411,400
2.375% 1/15/25	119,467,477	147,117,973
2.375% 1/15/27	109,112,350	136,173,080
2.5% 1/15/29	64,817,984	82,964,407
3.375% 4/15/32	1,273	1,874
3.625% 4/15/28	102,593,491	147,594,278
3.875% 4/15/29	111,588,288	167,151,578
U.S. Treasury Inflation-Indexed Notes:
0.125% 4/15/16	110,702,725	114,421,079
0.5% 4/15/15	31,482,594	32,729,332
0.625% 4/15/13	87,211,184	88,727,432
0.625% 7/15/21	113,667,624	118,874,632
1.125% 1/15/21	91,913,860	100,462,071
1.25% 4/15/14	59,138,946	61,866,528
1.25% 7/15/20	166,779,900	184,348,940
1.375% 7/15/18	44,391,026	49,254,616
1.375% 1/15/20	29,774,235	33,196,745
1.625% 1/15/15	67,711,102	72,828,716
1.625% 1/15/18	98,009,814	109,846,538
1.875% 7/15/13	142,131,122	148,731,396
1.875% 7/15/15	162,604,400	178,494,575
1.875% 7/15/19	73,111,946	84,246,548
2% 1/15/14	104,824,755	111,223,058
2% 7/15/14	125,794,411	135,297,749
2% 1/15/16	113,824	126,492
2.125% 1/15/19	75,592,922	88,050,257
2.375% 1/15/17	94,773,150	109,007,954
2.5% 7/15/16	110,188,010	126,452,751
2.625% 7/15/17	100,610,859	118,456,453
TOTAL U.S. TREASURY INFLATION PROTECTED OBLIGATIONS (Cost $2,792,196,253)		3,082,647,378
Asset-Backed Securities - 0.0%
	Principal Amount	Value
Countrywide Asset-Backed Certificates Trust Series 2007-11 Class 2A1, 0.2946% 6/25/47 (b)	$ 515,977	$ 507,386
Countrywide Home Loans, Inc. Series 2003-BC1 Class B1, 5.4373% 3/25/32 (MGIC Investment Corp. Insured) (b)	50,104	4,370
Morgan Stanley ABS Capital I Trust Series 2004-NC8 Class M6, 1.4846% 9/25/34 (b)	124,544	62,592
Park Place Securities, Inc. Series 2005-WHQ2 Class M7, 1.4846% 5/25/35 (b)	511,591	3,815
TOTAL ASSET-BACKED SECURITIES (Cost $622,057)		578,163
Collateralized Mortgage Obligations - 0.0%

Private Sponsor - 0.0%
Chase Mortgage Finance Trust Series 2007-A1 Class 1A5, 2.8761% 2/25/37 (b) (Cost $5,688)	5,729	4,956
Cash Equivalents - 0.2%
	Maturity Amount
Investments in repurchase agreements in a joint trading account at 0.11%, dated 9/30/11 due 10/3/11 (Collateralized by U.S. Government Obligations) # (Cost $5,547,000)	$ 5,547,049	5,547,000
TOTAL INVESTMENT PORTFOLIO - 99.7% (Cost $2,798,370,998)		3,088,777,497
NET OTHER ASSETS (LIABILITIES) - 0.3%		7,910,621
NET ASSETS - 100%		$ 3,096,688,118
Swap Agreements
	Expiration Date	Notional Amount	Value
Credit Default Swaps

Receive monthly notional amount multiplied by .82% and pay UBS upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC6 Class M3, 5.6413% 7/25/34 (Rating-Ca) (a)

	August 2034	$ 104,834	$ (58,247)
Receive monthly notional amount multiplied by 2.61% and pay Goldman Sachs upon credit event of Fremont Home Loan Trust, par value of the notional amount of Fremont Home Loan Trust Series 2004-A Class B3, 7.0413% 1/25/34 (Rating-C) (a)	Feb. 2034	1,089	(1,025)
Receive monthly notional amount multiplied by 3.05% and pay Merrill Lynch upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC8, Class B3, 7.2913% 9/25/34 (Rating-Ca) (a)	Oct. 2034	153,207	(57,859)
Receive monthly notional amount multiplied by 3.35% and pay Morgan Stanley, Inc. upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-HE7, Class B3, 9.01% 8/25/34 (Rating-C) (a)	Sept. 2034	103,070	(77,846)
		$ 362,200	$ (194,977)
Legend

(a) Represents a credit default swap contract in which the Fund has sold protection on the underlying reference entity. The value of each credit default swap and the credit rating can be measures of the current payment/performance risk. For the underlying reference entity, ratings disclosed are from Moody's Investors Service, Inc. Where Moody's ratings are not available, S&P ratings are disclosed and are indicated as such. All ratings are as of the report date and do not reflect subsequent changes. Where a credit rating is not disclosed, the value is used as the measure of the payment/performance risk.

(b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$5,547,000 due 10/03/11 at 0.11%
BNP Paribas Securities Corp.	$ 70,311
Barclays Capital, Inc.	603,364
Merrill Lynch, Pierce, Fenner & Smith, Inc.	464,126
Mizuho Securities USA, Inc.	4,409,199
$ 5,547,000
Other Information

The following is a summary of the inputs used, as of September 30, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
U.S. Government and Government Agency Obligations	$ 3,082,647,378	$ -	$ 3,082,647,378	$ -
Asset-Backed Securities	578,163	-	507,386	70,777
Collateralized Mortgage Obligations	4,956	-	4,956	-
Cash Equivalents	5,547,000	-	5,547,000	-
Total Investments in Securities:	$ 3,088,777,497	$ -	$ 3,088,706,720	$ 70,777
Derivative Instruments:
Liabilities
Swap Agreements	$ (194,977)	$ -	$ -	$ (194,977)
The following is a reconciliation of Investments in Securities and Derivative Instruments for which Level 3 inputs were used in determining value:
Investments in Securities:
Beginning Balance	$ 31,465
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	(8,947)
Cost of Purchases	-
Proceeds of Sales	(7,194)
Amortization/Accretion	410
Transfers in to Level 3	55,043
Transfers out of Level 3	-
Ending Balance	$ 70,777
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at September 30, 2011	$ (8,947)
Derivative Instruments:
Swap Agreements
Beginning Balance	$ (81,680)
Total Unrealized Gain (Loss)	8,557
Transfers in to Level 3	(121,854)
Transfers out of Level 3	-
Ending Balance	$ (194,977)
Realized gain (loss) on Swap Agreements for the period	$ 6,000
The change in unrealized gain (loss) for the period attributable to Level 3 Swap Agreements held at September 30, 2011	$ 8,557

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities and Derivative Instruments identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by risk exposure as of September 30, 2011. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Risk Exposure / Derivative Type	Value
	Asset	Liability
Credit Risk
Swap Agreements (a)	$ -	$ (194,977)
Total Value of Derivatives	$ -	$ (194,977)
(a) Value is disclosed on the Statement of Assets and Liabilities in the Swap agreements, at value line-items.
Other Information
The composition of credit quality ratings as a percentage of net assets is as follows (Unaudited):
U.S. Government and U.S. Government Agency Obligations	99.5%
BBB	0.0%*
BB	0.0%*
CCC,CC,C	0.0%*
Short-Term Investments and Net Other Assets	0.5%
100.0%

* Amount represents less than 0.1%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Income Tax Information

At March 31, 2011, the Fund had a capital loss carryforward of approximately $88,135,288 of which $46,894,574 and $41,240,714 will expire in fiscal 2017 and 2018, respectively. Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	September 30, 2011 (Unaudited)

Assets
Investment in securities, at value (including repurchase agreements of $5,547,000) - See accompanying schedule: Unaffiliated issuers (cost $2,798,370,998)		$ 3,088,777,497
Cash		386
Receivable for investments sold		26,164,009
Receivable for swap agreements		920
Receivable for fund shares sold		4,438,315
Interest receivable		12,777,874
Total assets		3,132,159,001

Liabilities
Payable for investments purchased	$ 26,225,217
Payable for fund shares redeemed	7,558,696
Distributions payable	62,476
Swap agreements at value	194,977
Accrued management fee	820,617
Distribution and service plan fees payable	230,155
Other affiliated payables	378,745
Total liabilities		35,470,883

Net Assets		$ 3,096,688,118
Net Assets consist of:
Paid in capital		$ 2,826,115,111
Undistributed net investment income		64,867,108
Accumulated undistributed net realized gain (loss) on investments		(84,505,623)
Net unrealized appreciation (depreciation) on investments		290,211,522
Net Assets		$ 3,096,688,118

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

September 30, 2011 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($243,516,097 ÷ 19,276,443 shares)	$ 12.63

Maximum offering price per share (100/96.00 of $12.63)	$ 13.16
Class T: Net Asset Value and redemption price per share ($66,820,112 ÷ 5,281,761 shares)	$ 12.65

Maximum offering price per share (100/96.00 of $12.65)	$ 13.18
Class B: Net Asset Value and offering price per share ($32,346,342 ÷ 2,567,316 shares)A	$ 12.60

Class C: Net Asset Value and offering price per share ($168,720,108 ÷ 13,416,442 shares)A	$ 12.58

Inflation-Protected Bond: Net Asset Value, offering price and redemption price per share ($2,484,764,697 ÷ 195,864,083 shares)	$ 12.69

Institutional Class: Net Asset Value, offering price and redemption price per share ($100,520,762 ÷ 7,943,601 shares)	$ 12.65

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Six months ended September 30, 2011 (Unaudited)

Investment Income
Interest		$ 17,933,142
Inflation principal income		62,482,505
		80,415,647

Expenses
Management fee	$ 4,488,586
Transfer agent fees	1,626,720
Distribution and service plan fees	1,282,770
Fund wide operations fee	488,607
Independent trustees' compensation	4,784
Miscellaneous	1,810
Total expenses before reductions	7,893,277
Expense reductions	(24,541)	7,868,736
Net investment income (loss)		72,546,911
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	5,371,749
Swap agreements	6,000
Total net realized gain (loss)		5,377,749
Change in net unrealized appreciation (depreciation) on: Investment securities	133,375,704
Swap agreements	8,557
Total change in net unrealized appreciation (depreciation)		133,384,261
Net gain (loss)		138,762,010
Net increase (decrease) in net assets resulting from operations		$ 211,308,921

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended September 30, 2011 (Unaudited)	Eleven months ended March 31, 2011	Year ended April 30, 2010
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 72,546,911	$ 61,620,013	$ 72,676,874
Net realized gain (loss)	5,377,749	36,788,829	(355,321)
Change in net unrealized appreciation (depreciation)	133,384,261	28,051,958	162,966,767
Net increase (decrease) in net assets resulting from operations	211,308,921	126,460,800	235,288,320
Distributions to shareholders from net investment income	(9,484,143)	(24,508,075)	(26,931,712)
Distributions to shareholders from net realized gain	(12,755,850)	(22,150,496)	(50,990,497)
Total distributions	(22,239,993)	(46,658,571)	(77,922,209)
Share transactions - net increase (decrease)	302,260,769	(182,199,653)	349,727,112
Total increase (decrease) in net assets	491,329,697	(102,397,424)	507,093,223

Net Assets
Beginning of period	2,605,358,421	2,707,755,845	2,200,662,622
End of period (including undistributed net investment income of $64,867,108 and undistributed net investment income of $1,804,340 and undistributed net investment income of $1,967,863, respectively)	$ 3,096,688,118	$ 2,605,358,421	$ 2,707,755,845

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended September 30, 2011	Years ended March 31,
	(Unaudited)	2011 H	2010 J	2009 J	2008 J	2007 J	2006 J
Selected Per-Share Data
Net asset value, beginning of period	$ 11.79	$ 11.44	$ 10.70	$ 11.22	$ 10.92	$ 10.65	$ 11.48
Income from Investment Operations
Net investment income (loss) E	.301	.245	.301	.171	.538	.434	.500
Net realized and unrealized gain (loss)	.624	.286	.757	(.456)	.306	.137	(.676)
Total from investment operations	.925	.531	1.058	(.285)	.844	.571	(.176)
Distributions from net investment income	(.028)	(.084)	(.098)	(.077)	(.194)	(.209)	(.154)
Distributions from net realized gain	(.057)	(.097)	(.220)	(.158)	(.350)	(.092)	(.453)
Tax return of capital	-	-	-	-	-	-	(.047)
Total distributions	(.085)	(.181)	(.318)	(.235)	(.544)	(.301)	(.654)
Net asset value, end of period	$ 12.63	$ 11.79	$ 11.44	$ 10.70	$ 11.22	$ 10.92	$ 10.65
Total Return B, C, D	7.88%	4.68%	9.96%	(2.57)%	7.96%	5.43%	(1.62)%
Ratios to Average Net AssetsF, I
Expenses before reductions	.76% A	.77% A	.77%	.78%	.80%	.71%	.70%
Expenses net of fee waivers, if any	.76% A	.75% A	.75%	.75%	.75%	.66%	.65%
Expenses net of all reductions	.76% A	.75% A	.75%	.75%	.75%	.65%	.65%
Net investment income (loss)	4.89% A	2.29% A	2.71%	1.59%	4.87%	4.02%	4.50%
Supplemental Data
Net assets, end of period (000 omitted)	$ 243,516	$ 210,012	$ 201,741	$ 158,700	$ 142,814	$ 68,710	$ 86,364
Portfolio turnover rate G	23% A	22% A	16%	43%	35%	34%	71%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H For the eleven month period ended March 31. The Fund changed its fiscal year from April 30 to March 31, effective March 31, 2011. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J For the period ended April 30.

Semiannual Report

See accompanying notes which are an integral part of the financial statements.

Financial Highlights - Class T

	Six months ended September 30, 2011	Years ended March 31,
	(Unaudited)	2011 H	2010 J	2009 J	2008 J	2007 J	2006 J
Selected Per-Share Data
Net asset value, beginning of period	$ 11.81	$ 11.46	$ 10.72	$ 11.24	$ 10.93	$ 10.66	$ 11.49
Income from Investment Operations
Net investment income (loss) E	.300	.245	.301	.172	.538	.424	.489
Net realized and unrealized gain (loss)	.624	.286	.757	(.457)	.316	.137	(.676)
Total from investment operations	.924	.531	1.058	(.285)	.854	.561	(.187)
Distributions from net investment income	(.027)	(.084)	(.098)	(.077)	(.194)	(.199)	(.143)
Distributions from net realized gain	(.057)	(.097)	(.220)	(.158)	(.350)	(.092)	(.453)
Tax return of capital	-	-	-	-	-	-	(.047)
Total distributions	(.084)	(.181)	(.318)	(.235)	(.544)	(.291)	(.643)
Net asset value, end of period	$ 12.65	$ 11.81	$ 11.46	$ 10.72	$ 11.24	$ 10.93	$ 10.66
Total Return B, C, D	7.85%	4.67%	9.94%	(2.56)%	8.05%	5.32%	(1.71)%
Ratios to Average Net AssetsF, I
Expenses before reductions	.79% A	.79% A	.79%	.80%	.79%	.78%	.78%
Expenses net of fee waivers, if any	.78% A	.75% A	.75%	.75%	.75%	.75%	.75%
Expenses net of all reductions	.78% A	.75% A	.75%	.75%	.75%	.75%	.75%
Net investment income (loss)	4.87% A	2.29% A	2.71%	1.59%	4.86%	3.92%	4.40%
Supplemental Data
Net assets, end of period (000 omitted)	$ 66,820	$ 60,157	$ 65,747	$ 61,847	$ 77,332	$ 65,833	$ 86,613
Portfolio turnover rate G	23% A	22% A	16%	43%	35%	34%	71%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H For the eleven month period ended March 31. The Fund changed its fiscal year from April 30 to March 31, effective March 31, 2011. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J For the period ended April 30.

Semiannual Report

See accompanying notes which are an integral part of the financial statements.

Financial Highlights - Class B

	Six months ended September 30, 2011	Years ended March 31,
	(Unaudited)	2011 H	2010 J	2009 J	2008 J	2007 J	2006 J
Selected Per-Share Data
Net asset value, beginning of period	$ 11.77	$ 11.42	$ 10.69	$ 11.23	$ 10.92	$ 10.65	$ 11.48
Income from Investment Operations
Net investment income (loss) E	.258	.175	.228	.101	.466	.354	.418
Net realized and unrealized gain (loss)	.629	.288	.748	(.453)	.316	.137	(.678)
Total from investment operations	.887	.463	.976	(.352)	.782	.491	(.260)
Distributions from net investment income	-	(.016)	(.026)	(.030)	(.122)	(.129)	(.070)
Distributions from net realized gain	(.057)	(.097)	(.220)	(.158)	(.350)	(.092)	(.453)
Tax return of capital	-	-	-	-	-	-	(.047)
Total distributions	(.057)	(.113)	(.246)	(.188)	(.472)	(.221)	(.570)
Net asset value, end of period	$ 12.60	$ 11.77	$ 11.42	$ 10.69	$ 11.23	$ 10.92	$ 10.65
Total Return B, C, D	7.56%	4.07%	9.17%	(3.17) %	7.36%	4.65%	(2.36) %
Ratios to Average Net AssetsF, I
Expenses before reductions	1.47% A	1.48% A	1.48%	1.49%	1.50%	1.49%	1.49%
Expenses net of fee waivers, if any	1.44% A	1.40% A	1.40%	1.40%	1.40%	1.40%	1.40%
Expenses net of all reductions	1.44% A	1.40% A	1.40%	1.40%	1.40%	1.40%	1.40%
Net investment income (loss)	4.20% A	1.64% A	2.06%	.94%	4.21%	3.27%	3.75%
Supplemental Data
Net assets, end of period (000 omitted)	$ 32,346	$ 33,626	$ 41,138	$ 42,748	$ 44,776	$ 35,826	$ 48,972
Portfolio turnover rate G	23% A	22% A	16%	43%	35%	34%	71%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H For the eleven month period ended March 31. The Fund changed its fiscal year from April 30 to March 31, effective March 31, 2011. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J For the period ended April 30.

Semiannual Report

See accompanying notes which are an integral part of the financial statements.

Financial Highlights - Class C

	Six months ended September 30, 2011	Years ended March 31,
	(Unaudited)	2011 H	2010 J	2009 J	2008 J	2007 J	2006 J
Selected Per-Share Data
Net asset value, beginning of period	$ 11.75	$ 11.41	$ 10.67	$ 11.22	$ 10.91	$ 10.64	$ 11.47
Income from Investment Operations
Net investment income (loss) E	.254	.164	.217	.090	.455	.343	.406
Net realized and unrealized gain (loss)	.633	.279	.758	(.459)	.316	.137	(.677)
Total from investment operations	.887	.443	.975	(.369)	.771	.480	(.271)
Distributions from net investment income	-	(.006)	(.015)	(.023)	(.111)	(.118)	(.059)
Distributions from net realized gain	(.057)	(.097)	(.220)	(.158)	(.350)	(.092)	(.453)
Tax return of capital	-	-	-	-	-	-	(.047)
Total distributions	(.057)	(.103)	(.235)	(.181)	(.461)	(.210)	(.559)
Net asset value, end of period	$ 12.58	$ 11.75	$ 11.41	$ 10.67	$ 11.22	$ 10.91	$ 10.64
Total Return B, C, D	7.57%	3.90%	9.17%	(3.33)%	7.26%	4.55%	(2.46)%
Ratios to Average Net AssetsF, I
Expenses before reductions	1.51% A	1.51% A	1.52%	1.54%	1.55%	1.54%	1.55%
Expenses net of fee waivers, if any	1.51% A	1.50% A	1.50%	1.50%	1.50%	1.50%	1.50%
Expenses net of all reductions	1.51% A	1.50% A	1.50%	1.50%	1.50%	1.50%	1.50%
Net investment income (loss)	4.14% A	1.54% A	1.96%	.84%	4.11%	3.17%	3.65%
Supplemental Data
Net assets, end of period (000 omitted)	$ 168,720	$ 132,926	$ 126,302	$ 99,083	$ 90,060	$ 51,205	$ 74,329
Portfolio turnover rate G	23% A	22% A	16%	43%	35%	34%	71%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H For the eleven month period ended March 31. The Fund changed its fiscal year from April 30 to March 31, effective March 31, 2011. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J For the period ended April 30.

Semiannual Report

See accompanying notes which are an integral part of the financial statements.

Financial Highlights - Inflation-Protected Bond

	Six months ended September 30, 2011	Years ended March 31,
	(Unaudited)	2011 G	2010 I	2009 I	2008 I	2007 I	2006 I
Selected Per-Share Data
Net asset value, beginning of period	$ 11.84	$ 11.49	$ 10.75	$ 11.26	$ 10.94	$ 10.67	$ 11.50
Income from Investment Operations
Net investment income (loss) D	.321	.278	.336	.205	.573	.457	.525
Net realized and unrealized gain (loss)	.633	.286	.755	(.457)	.324	.136	(.679)
Total from investment operations	.954	.564	1.091	(.252)	.897	.593	(.154)
Distributions from net investment income	(.047)	(.117)	(.131)	(.100)	(.227)	(.231)	(.176)
Distributions from net realized gain	(.057)	(.097)	(.220)	(.158)	(.350)	(.092)	(.453)
Tax return of capital	-	-	-	-	-	-	(.047)
Total distributions	(.104)	(.214)	(.351)	(.258)	(.577)	(.323)	(.676)
Net asset value, end of period	$ 12.69	$ 11.84	$ 11.49	$ 10.75	$ 11.26	$ 10.94	$ 10.67
Total Return B, C	8.09%	4.94%	10.24%	(2.27)%	8.46%	5.63%	(1.42)%
Ratios to Average Net AssetsE, H
Expenses before reductions	.45% A	.45% A	.45%	.45%	.45%	.45%	.47%
Expenses net of fee waivers, if any	.45% A	.45% A	.45%	.45%	.45%	.45%	.45%
Expenses net of all reductions	.45% A	.45% A	.45%	.45%	.45%	.45%	.45%
Net investment income (loss)	5.20% A	2.59% A	3.01%	1.89%	5.17%	4.22%	4.70%
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,484,765	$ 2,106,168	$ 2,204,162	$ 1,767,415	$ 2,008,504	$ 1,307,686	$ 1,400,656
Portfolio turnover rate F	23% A	22% A	16%	43%	35%	34%	71%

A Annualized BTotal returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G For the eleven month period ended March 31. The Fund changed its fiscal year from April 30 to March 31, effective March 31, 2011. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I For the period ended April 30.

Semiannual Report

See accompanying notes which are an integral part of the financial statements.

Financial Highlights - Institutional Class

	Six months ended September 30, 2011	Years ended March 31,
	(Unaudited)	2011 G	2010 I	2009 I	2008 I	2007 I	2006 I
Selected Per-Share Data
Net asset value, beginning of period	$ 11.81	$ 11.46	$ 10.72	$ 11.23	$ 10.92	$ 10.65	$ 11.48
Income from Investment Operations
Net investment income (loss) D	.316	.272	.329	.197	.565	.452	.517
Net realized and unrealized gain (loss)	.623	.286	.757	(.452)	.318	.137	(.676)
Total from investment operations	.939	.558	1.086	(.255)	.883	.589	(.159)
Distributions from net investment income	(.042)	(.111)	(.126)	(.097)	(.223)	(.227)	(.171)
Distributions from net realized gain	(.057)	(.097)	(.220)	(.158)	(.350)	(.092)	(.453)
Tax return of capital	-	-	-	-	-	-	(.047)
Total distributions	(.099)	(.208)	(.346)	(.255)	(.573)	(.319)	(.671)
Net asset value, end of period	$ 12.65	$ 11.81	$ 11.46	$ 10.72	$ 11.23	$ 10.92	$ 10.65
Total Return B, C	7.98%	4.91%	10.21%	(2.30)%	8.34%	5.60%	(1.47)%
Ratios to Average Net AssetsE,H
Expenses before reductions	.55% A	.55% A	.53%	.50%	.49%	.49%	.50%
Expenses net of fee waivers, if any	.53% A	.50% A	.50%	.50%	.49%	.49%	.50%
Expenses net of all reductions	.53% A	.50% A	.50%	.50%	.49%	.49%	.50%
Net investment income (loss)	5.12% A	2.54% A	2.96%	1.84%	5.13%	4.18%	4.65%
Supplemental Data
Net assets, end of period (000 omitted)	$ 100,521	$ 62,469	$ 68,665	$ 70,870	$ 102,297	$ 110,863	$ 84,666
Portfolio turnover rate F	23% A	22% A	16%	43%	35%	34%	71%

A Annualized BTotal returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G For the eleven month period ended March 31. The Fund changed its fiscal year from April 30 to March 31, effective March 31, 2011. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I For the period ended April 30.

Semiannual Report

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements

For the period ended October 31, 2011 (Unaudited)

1. Organization.

Fidelity® Inflation-Protected Bond Fund (the Fund) is a fund of Fidelity Fixed-Income Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, Inflation-Protected Bond and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Effective after the close of business on September 1, 2010, Class B shares were closed to new accounts and additional purchases, except for exchanges and reinvestments by existing shareholders. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class.

In September 2011 the Board of Trustees approved a change in the name of Fidelity Fixed-Income Trust to Fidelity Salem Street Trust effective October 14, 2011.

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

Semiannual Report

2. Significant Accounting Policies - continued

Security Valuation - continued

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of September 30, 2011 for the Fund's investments, as well as a roll forward of Level 3 securities, is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For U.S. government and government agency obligations, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy. For asset backed securities and collateralized mortgage obligations, pricing services utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and, accordingly, such securities are generally categorized as Level 2 in the hierarchy. Swaps are marked-to-market daily based on valuations from independent pricing services or dealer-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Pricing services utilize matrix pricing which considers comparisons to interest rate curves, credit spread curves, default possibilities and recovery rates and, as a result, swaps are generally categorized as Level 2 in the hierarchy. When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Short-term securities with remaining maturities of sixty days or less may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

2. Significant Accounting Policies - continued

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. For Treasury Inflation-Protected Securities (TIPS) principal amount is adjusted daily to keep pace with inflation. Interest is accrued based on the adjusted principal amount. The adjustments to principal due to inflation are reflected as increases or decreases to Inflation principal income in the accompanying Statement of Operations. Such adjustments may have a significant impact on the Fund's distributions.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company, including distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. A fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Inflation income is distributed as a short-term capital gain. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to swap agreements, market discount, capital loss carryforwards, certain losses related to deflation adjustments on U.S. Treasury inflation-indexed securities and losses deferred due to wash sales and excise tax regulations.

Semiannual Report

2. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 296,078,859
Gross unrealized depreciation	(4,182,063)
Net unrealized appreciation (depreciation) on securities and other investments	$ 291,896,796
Tax cost	$ 2,796,880,701

Under the recently enacted Regulated Investment Company Modernization Act of 2010 (the Act), the Fund will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to any losses incurred in pre-enactment taxable years, which generally expire after eight years from when they are incurred. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law. The Fund's first fiscal year end subject to the Act will be March 31, 2012.

New Accounting Pronouncement. In May 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-04, Fair Value Measurement (Topic 820) - Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs. The update changes the wording used to describe the requirements in GAAP for measuring fair value and for disclosing information about fair value measurements. The update is effective during interim and annual periods beginning after December 15, 2011. Management is currently evaluating the impact of the update's adoption on the Fund's financial statement disclosures.

3. Operating Policies.

Repurchase Agreements. Fidelity Management & Research Company (FMR) has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund used derivative instruments (derivatives), including swap agreements, in order to meet its investment objectives. The strategy is to use derivatives to increase returns, to gain exposure to certain types of assets and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Credit Risk	Credit risk relates to the ability of the issuer to a financial instrument to make further principal or interest payments on an obligation or commitment that it has entered into with the Fund.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to sell the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain over-the-counter derivatives, the Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association (ISDA) Master Agreement on a bilateral basis with each of its counterparties. The ISDA Master Agreement gives the Fund the right to terminate all transactions traded under such agreement if there is a certain deterioration in the credit quality of the counterparty. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk, the Fund receives collateral in the form of cash or securities, if required, which is held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the swap counterparty and the Fund's custodian bank. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. The Fund may be required to pledge collateral for the benefit of the counterparties in an amount equal to the counterparties unrealized appreciation on outstanding swaps contracts, and any such pledged collateral is identified on the Schedule of Investments. Derivatives involve, to varying degrees, risk of loss in excess of the amounts recognized in the Statement of Assets and Liabilities.

Semiannual Report

4. Derivative Instruments - continued

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance of the Fund, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period.

Risk Exposure / Derivative Type	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)
Credit Risk
Swap Agreements (a)	$ 6,000	$ 8,557
Totals	$ 6,000	$ 8,557

(a) A summary of the value of derivatives by risk exposure as of period end is included at the end of the Schedule of Investments and is representative of activity for the period.

Swap Agreements. A swap agreement (swap) is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount.

Details of swaps open at period end are included in the Schedule of Investments under the caption "Swap Agreements." Swaps are marked-to-market daily and changes in value are recorded as unrealized appreciation or (depreciation) and reflected in the Statement of Assets and Liabilities. Any upfront premiums paid or received upon entering a swap to compensate for differences between stated terms of the agreement and prevailing market conditions (e.g. credit spreads, interest rates or other factors) are recorded as realized gain or (loss) ratably over the term of the swap. Payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Realized gain or (loss) is also recorded in the event of an early termination of a swap. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on swaps during the period is included in the Statement of Operations.

Risks of loss include credit risk. In addition, there is the risk of failure by the counterparty to perform under the terms of the agreement and lack of liquidity in the market.

Credit Default Swaps. Credit default swaps enable the Fund to buy or sell protection on a debt security or a basket of securities against a defined credit event. Under the terms of a credit default swap the buyer of protection (buyer) receives credit protection in exchange for making periodic payments to the seller of protection (seller) based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller acts as a guarantor of the creditworthiness of a reference obligation. The Fund enters into credit default swaps as a seller to gain credit exposure to an issuer and/or as a buyer to provide a measure of protection against defaults of an issuer. The issuer may be either a single issuer or a "basket" of issuers. Periodic payments are made over the life of the contract provided that no credit event occurs.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Derivative Instruments - continued

Credit Default Swaps - continued

For credit default swaps on most corporate and sovereign issuers, credit events include bankruptcy, failure to pay, obligation acceleration or repudiation/moratorium. For credit default swaps on corporate or sovereign issuers, the obligation that may be put to the seller is not limited to the specific reference obligation described in the Schedule of Investments. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. For credit default swaps on asset-backed securities, the reference obligation described represents the security that may be put to the seller.

As a seller, if an underlying credit event occurs, the Fund will either pay the buyer an amount equal to the notional amount of the swap and take delivery of the reference obligation or underlying securities comprising an index or pay a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index.

As a buyer, if an underlying credit event occurs, the Fund will either receive from the seller an amount equal to the notional amount of the swap and deliver the reference obligation or underlying securities comprising an index or receive a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index.

Typically, the value of each credit default swap and credit rating disclosed for each reference obligation in the Schedule of Investments, where the Fund is the seller, can be used as measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. In addition to these measures, FMR monitors a variety of factors including cash flow assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/performance risk.

The notional amount of credit default swaps is included in the Schedule of Investments and approximates the maximum potential amount of future payments that the Fund could be required to make if the Fund is the seller and a credit event were to occur. The total notional amount of all credit default swaps open at period end where the Fund is the seller amounted to $362,200 representing 0.01% of net assets.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and U.S. government securities, aggregated $0 and $2,708,240, respectively.

Semiannual Report

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of 20% of the Fund's average net assets and a group fee rate that averaged .12% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .32% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 283,055	$ 5,438
Class T	-%	.25%	77,414	385
Class B	.65%	.25%	148,926	107,559
Class C	.75%	.25%	773,375	134,759
			$ 1,282,770	$ 248,141

Sales Load. FDC may receive a front-end sales charge of up to 4.00% for selling Class A shares and Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, .75% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 21,144
Class T	4,055
Class B*	27,834
Class C*	11,294
$ 64,327

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

6. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of each respective class of the Fund, with the exception of Inflation-Protected Bond. FIIOC receives an asset-based fee of .10% of Inflation-Protected Bond's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 182,790.16
Class T	60,361.19
Class B	36,377.22
Class C	126,018.16
Inflation-Protected Bond	1,148,303.10
Institutional Class	72,871.20
	$ 1,626,720

* Annualized

Fund Wide Operations Fee. Pursuant to the Fund Wide Operations and Expense Agreement (FWOE), FMR has agreed to provide for fund level expenses (which do not include transfer agent, Rule 12b-1 fees, compensation of the independent Trustees, interest (including commitment fees), taxes or extraordinary expenses, if any) in return for a FWOE fee equal to .35% less the total amount of the management fee. The FWOE paid by the Fund is reduced by an amount equal to the fees and expenses paid to the independent Trustees. For the period, the FWOE fee was equivalent to an annualized rate of .03% of average net assets.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.0 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $1,810 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

Semiannual Report

8. Expense Reductions.

FMR voluntarily agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement from adviser

Class A	.75%	$ 6,226
Class T	.75%	4,562
Class B	1.40%	4,134
Class C	1.50%	3,145
Institutional Class	.50%	6,391
		$ 24,458

Effective June 1, 2011 the expense limitations were discontinued.

In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's expenses by $83.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended September 30, 2011	Eleven months ended March 31, 2011	Year ended April 30, 2010
From net investment income
Class A	$ 507,023	$ 1,522,757	$ 1,591,601
Class T	134,476	460,500	565,970
Class B	-	52,792	98,966
Class C	-	71,025	146,651
Inflation-Protected Bond	8,603,346	21,778,716	23,707,425
Institutional Class	239,298	622,285	821,099
Total	$ 9,484,143	$24,508,075	$ 26,931,712
From net realized gain
Class A	$ 995,758	$ 1,761,992	$ 3,695,699
Class T	290,281	517,947	1,263,915
Class B	157,120	318,072	844,656
Class C	710,497	1,123,479	2,315,534
Inflation-Protected Bond	10,296,652	17,912,249	41,458,249
Institutional Class	305,542	516,757	1,412,444
Total	$ 12,755,850	$ 22,150,496	$ 50,990,497

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

10. Share Transactions.

Transactions for each class of shares were as follows:

Shares
	Six months ended September 30, 2011	Eleven months ended March 31, 2011	Year ended April 30, 2010
Class A
Shares sold	5,109,744	6,640,914	9,312,515
Reinvestment of distributions	111,162	252,494	417,840
Shares redeemed	(3,756,240)	(6,716,942)	(6,921,867)
Net increase (decrease)	1,464,666	176,466	2,808,488
Class T
Shares sold	1,119,488	1,177,187	2,219,214
Reinvestment of distributions	32,150	76,859	152,711
Shares redeemed	(964,833)	(1,898,504)	(2,403,012)
Net increase (decrease)	186,805	(644,458)	(31,087)
Class B
Shares sold	146,323	367,840	1,255,797
Reinvestment of distributions	11,151	26,768	70,396
Shares redeemed	(446,368)	(1,139,712)	(1,724,363)
Net increase (decrease)	(288,894)	(745,104)	(398,170)
Class C
Shares sold	4,017,265	3,337,216	4,724,560
Reinvestment of distributions	48,553	84,485	177,632
Shares redeemed	(1,957,674)	(3,185,556)	(3,112,361)
Net increase (decrease)	2,108,144	236,145	1,789,831
Inflation-Protected Bond
Shares sold	47,074,612	45,787,804	87,660,075
Reinvestment of distributions	1,450,598	3,189,838	5,417,085
Shares redeemed	(30,550,126)	(62,981,387)	(65,658,429)
Net increase (decrease)	17,975,084	(14,003,745)	27,418,731
Institutional Class
Shares sold	3,359,309	1,554,604	2,228,760
Reinvestment of distributions	38,715	83,976	168,329
Shares redeemed	(743,738)	(2,341,899)	(3,015,208)
Net increase (decrease)	2,654,286	(703,319)	(618,119)

Semiannual Report

10. Share Transactions - continued

Dollars
	Six months ended September 30, 2011	Eleven months ended March 31, 2011	Year ended April 30, 2010
Class A
Shares sold	$ 63,062,863	$ 77,652,400	$ 104,121,934
Reinvestment of distributions	1,345,031	2,933,335	4,699,892
Shares redeemed	(46,300,098)	(78,541,272)	(77,109,220)
Net increase (decrease)	$ 18,107,796	$ 2,044,463	$ 31,712,606
Class T
Shares sold	$ 13,964,054	$ 13,713,873	$ 24,649,046
Reinvestment of distributions	389,255	894,232	1,719,846
Shares redeemed	(11,883,608)	(22,121,464)	(26,708,425)
Net increase (decrease)	$ 2,469,701	$ (7,513,359)	$ (339,533)
Class B
Shares sold	$ 1,812,105	$ 4,257,680	$ 13,993,919
Reinvestment of distributions	133,696	309,137	791,917
Shares redeemed	(5,476,498)	(13,256,429)	(19,171,607)
Net increase (decrease)	$ (3,530,697)	$ (8,689,612)	$ (4,385,771)
Class C
Shares sold	$ 49,241,732	$ 38,766,973	$ 52,549,464
Reinvestment of distributions	581,182	973,965	1,995,592
Shares redeemed	(23,918,921)	(36,990,344)	(34,463,918)
Net increase (decrease)	$ 25,903,993	$ 2,750,594	$ 20,081,138
Inflation-Protected Bond
Shares sold	$ 586,960,663	$ 536,614,422	$ 981,264,982
Reinvestment of distributions	17,693,511	37,250,733	61,160,057
Shares redeemed	(379,182,013)	(736,345,235)	(732,714,322)
Net increase (decrease)	$ 225,472,161	$ (162,480,080)	$ 309,710,717
Institutional Class
Shares sold	$ 42,494,039	$ 18,150,189	$ 24,820,267
Reinvestment of distributions	470,912	977,889	1,895,479
Shares redeemed	(9,127,136)	(27,439,737)	(33,767,791)
Net increase (decrease)	$ 33,837,815	$ (8,311,659)	$ (7,052,045)

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Inflation-Protected Bond Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and considers at each of its meetings factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established three standing committees, Operations, Audit, and Nominating and Governance, each composed of Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and, among other matters, considers matters specifically related to the annual consideration of the renewal of the fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to the Fidelity funds.

At its September 2011 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with the fund; (iv) the extent to which economies of scale would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts is in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts is fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, is aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, managed by Fidelity.

Semiannual Report

Nature, Extent, and Quality of Services Provided. The Board considered the staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the backgrounds of the fund's investment personnel and the fund's investment objective and discipline. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of the Investment Advisers' investment staff, including its size, education, experience, and resources, as well as the Investment Advisers' approach to recruiting, managing, and compensating investment personnel. The Board also noted that FMR has devoted increased resources to non-U.S. offices. The Board noted that Fidelity's analysts have extensive resources, tools and capabilities which allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and enhancers. The Board also believes that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools which permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered the Investment Advisers' trading capabilities and resources which are an integral part of the investment management process.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the investment adviser's supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers, with 35 new branches opening since 2010.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including (i) continuing to dedicate additional resources to investment research and support of the senior management team that oversees asset management; (ii) rationalizing product lines through the mergers of six funds into other funds; (iii) continuing to migrate the Freedom Funds to dedicated lower cost underlying funds; (iv) obtaining shareholder approval to broaden the investment strategies for Fidelity Consumer Finance Portfolio, Fidelity Emerging Asia Fund, and Fidelity Environment and Alternative Energy Portfolio; (v) contractually agreeing to reduce the management fees and impose other expense limitations on Spartan 500 Index Fund and U.S. Bond Index Fund in connection with launching new institutional classes of these funds; (vi) changing the name, primary and supplemental benchmarks, and investment policies of Fidelity Global Strategies Fund to support the fund's flexible investment mandate and global orientation; and (vii) reducing the transfer agency account fee rates on certain accounts.

Investment Performance. The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed the fund's absolute investment performance for each class, as well as the fund's relative investment performance for each class measured over multiple periods against (i) a broad-based securities market index, and (ii) a peer group of mutual funds deemed appropriate by Fidelity and reviewed by the Board. The following charts considered by the Board show, over the one-, three-, and five-year periods ended December 31, 2010, the cumulative total returns of the retail class and Class C of the fund, the cumulative total returns of a broad-based securities market index ("benchmark"), and a range of cumulative total returns of a peer group of mutual funds identified by Lipper Inc. as having an investment objective similar to that of the fund. The returns of the retail class and Class C show the performance of the highest and lowest performing classes, respectively (based on five-year performance). The box within each chart shows the 25th percentile return (bottom of box) and the 75th percentile return (top of box) of the peer group. Returns shown above the box are in the first quartile and returns shown below the box are in the fourth quartile. The percentage beaten numbers noted below each chart correspond to the percentile box and represent the percentage of funds in the peer group whose performance was equal to or lower than that of the class indicated.

Semiannual Report

Fidelity Inflation-Protected Bond Fund

The Board reviewed the fund's relative investment performance against its peer group and noted that the performance of the retail class of the fund was in the second quartile for the one-year period and the third quartile for the three- and five-year periods. The Board also noted that the investment performance of the fund was lower than its benchmark for all the periods shown. The Board considered that the variations in performance among the fund's classes reflect the variations in class expenses, which result in lower performance for higher expense classes. The Board discussed with FMR actions to improve the fund's below-benchmark performance and how investment personnel evaluate potential for incremental return against the risks involved in obtaining that incremental return. The Board considered the steps that FMR has taken to strengthen and refine its risk management processes in light of recent credit events that have affected various sectors of the fixed-income markets. The Board also reviewed the fund's performance since inception as well as performance in the current year.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should benefit the fund's shareholders.

Competitiveness of Management Fee and Total Expense Ratio. The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Management Fee. The Board considered two proprietary management fee comparisons for the 12-month periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group" and, for the reasons explained above, is broader than the Lipper peer group used by the Board for performance comparisons. The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors in terms of gross management fees before expense reimbursements or caps. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a TMG % of 12% means that 88% of the funds in the Total Mapped Group had higher management fees than the fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee ranked, is also included in the chart and considered by the Board.

Fidelity Inflation-Protected Bond Fund

The Board noted that the fund's management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2010.

Semiannual Report

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio. In its review of each class's total expense ratio, the Board considered the fund's management fee as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered the current and historical total expense ratios of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board also considered that the current contractual arrangements for the fund (i) have the effect of setting the total "fund-level" expenses (including, among certain other expenses, the management fee) for each class at 35 basis points, (ii) limit the "class-level" transfer agent fee for the retail class to 10 basis points, and (iii) limit the total expenses for the retail class to 45 basis points. The fees and expenses payable under these contractual arrangements may not be increased without the approval of the Board and the shareholders of the applicable class. The fund's Advisor classes are subject to different "class-level" expenses (transfer agent fees and 12b-1 fees).

The Board noted that the total expense ratio of each class ranked below its competitive median for 2010.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total fund assets under FMR's management increase, and for higher group fee rates as total fund assets under FMR's management decrease. FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board noted, however, that because the current contractual arrangements set the total "fund-level" expenses for each class at 35 basis points, increases or decreases in the management fee due to changes in the group fee rate will not impact the total expense ratio.

Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of FMR and its affiliates, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients. In March 2010, the Board created an ad hoc joint committee with the board of other Fidelity funds (the Committee) to review and compare Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered, including the findings of the Committee.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and its shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity's profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive in the circumstances.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions. The Board also noted that in 2009, it and the board of other Fidelity funds created an ad hoc committee (the Economies of Scale Committee) to analyze whether FMR attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

Semiannual Report

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that any potential economies of scale are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board.In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability, the rationale for the compensation structure, and the extent to which current market conditions have affected retention and recruitment; (iv) the compensation paid to fund sub-advisers on behalf of the Fidelity funds; (v) Fidelity's fee structures and rationale for recommending different fees among different categories of funds and classes, as well as Fidelity's voluntary waiver of its fees to maintain minimum yields for certain money market funds and classes; (vi) the reasons why certain expenses affect various funds and classes differently; (vii) Fidelity's transfer agent fees, expenses, and services and how the benefits of decreased costs and new efficiencies can be shared across all of the Fidelity funds; (viii) the reasons for and consequences of changes to certain product lines compared to competitors; (ix) the allocation of and historical trends in Fidelity's realization of fall-out benefits; and (x) explanations regarding the relative total expense ratios of certain funds and classes, total expense competitive trends, and actions that might be taken by FMR to reduce total expense ratios for certain funds and classes or to achieve further economies of scale.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

Fidelity Investments Money
Management, Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.

New York, NY

AIFB-USAN-1111
1.784855.108

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Not applicable.

(b) Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Salem Street Trust's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Salem Street Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Salem Street Trust

By:	/s/ John R. Hebble
John R. Hebble
President and Treasurer

Date:	November 30, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John R. Hebble
John R. Hebble
President and Treasurer

Date:	November 30, 2011
By:	/s/ Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	November 30, 2011